UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Emerging Markets Equity Fund Annual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2015

Eaton Vance

Hexavest Emerging Markets Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	25

Federal Tax Information	26

Board of Trustees’ Contract Approval	27

Management and Organization	30

Important Notices	33

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Stock markets worldwide delivered mixed performance for the 12 months ended July 31, 2015. After starting the period on the upswing, most world stock markets turned lower in September 2014 amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, stocks rebounded in late 2014 amid positive economic data in the U.S. and additional stimulus measures by the Bank of Japan and the People’s Bank of China. Early 2015 brought a varied picture for global equities. A temporary slowing of U.S. economic growth weighed on many non-U.S. markets to some degree. In Europe, stocks gained momentum after the European Central Bank stepped up its economic stimulus measures. Many global equity markets drew confidence from the U.S. Federal Reserve’s reassurance in mid-June 2015 that eventual U.S. interest-rate hikes would be gradual and would proceed slowly. Late in the period, however, the renewed Greek debt crisis sent stock markets worldwide lower.

China’s stock market, a top global performer for much of the 12-month period, plunged in June 2015 on concerns about slowing economic growth and excessive equity valuations. Emerging-market stocks in general, as measured by the MSCI Emerging Markets Index,2 struggled during the 12-month period. This was due to worries about China, the world’s largest emerging market, as well as falling oil prices worldwide. After starting the period higher, emerging-market stocks fell sharply in September 2014 as oil prices plummeted. These stocks rebounded in March and April 2015 as oil prices recovered, but fell back in the period’s final months as oil prices slipped again and China’s stock market sank.

Impacted by the strength of the U.S. dollar, major global equity indexes recorded mixed results for the 12-month period. The MSCI Emerging Markets Index returned -13.38% for the period, while the MSCI World Index, a proxy for global equities, rose 4.92%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 9.34%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 11.21%.

Fund Performance

For the 12-month period ended July 31, 2015, Hexavest Emerging Markets Equity Fund (the Fund) had a total return of -16.05% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), returned -13.38% for the same period.

The Fund underperformed the Index largely due to sector allocation. Country and regional allocation also detracted from relative Fund performance. Stock selection, allocation to currencies and the Fund’s cash position all contributed to Fund performance relative to the Index.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that had a mixed impact on the Fund’s performance for the 12-month period. In management’s view, relatively high stock valuations in developed equity markets and potentially excessive investor optimism raised the risk of a global market correction with the potential to adversely impact emerging-market equities.

The Fund’s positioning within the consumer discretionary sector and its underweight position in Chinese financials were among the largest detractors from relative Fund performance versus the Index during the 12-month period. An overweight in the South Korean equity market also detracted from relative Fund performance, as did the Fund’s overweight position in the Brazilian real.

On the positive side, stock selection overall aided relative Fund performance versus the Index. Other contributors to relative performance included the Fund’s cash position and an underweight in the Russian ruble, which was hurt by falling energy prices. In addition, overweight positions in two stronger currencies, the Indian rupee and the U.S. dollar, contributed to relative Fund performance. An overweight in the outperforming consumer staples sector also boosted Fund performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–16.05%	—	–2.28%
Class A with 5.75% Maximum Sales Charge	—	—	–20.90	—	–4.24
Class I at NAV	08/29/2012	08/29/2012	–15.78	—	–2.01
MSCI Emerging Markets Index	—	—	–13.38%	0.58%	0.54%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.73%	3.48%
Net				1.51	1.26

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$235,640	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Fund Profile

Equity Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

iShares MSCI India ETF	4.8%
Chin\a Mobile, Ltd.	3.4
Samsung Electronics Co., Ltd.	2.9
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8
Tencent Holdings, Ltd.	2.1
America Movil SAB de CV, Series L	2.0
Chunghwa Telecom Co., Ltd.	1.7
Fomento Economico Mexicano SAB de CV, Series UBD	1.4
Korea Electric Power Corp.	1.3
Powszechny Zaklad Ubezpieczen SA	1.2
Total	23.6%

Geographic Allocation (% of net assets)5,6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price- weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$955.60	$7.52	**	1.55%
Class I	$1,000.00	$956.90	$6.31	**	1.30%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.10	$7.75	**	1.55%
Class I	$1,000.00	$1,018.30	$6.51	**	1.30%

Effective April 1, 2015, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$955.60	$7.03	**	1.45%
Class I	$1,000.00	$956.90	$5.82	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	**	1.45%
Class I	$1,000.00	$1,018.80	$6.01	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Portfolio of Investments

Common Stocks — 87.4%

Security	Shares	Value

Brazil — 2.5%
AMBEV SA	9,775	$55,556
BRF SA	1,000	20,991
Cia Brasileira de Distribuicao, PFC Shares	1,100	24,095
Cia Energetica de Minas Gerais SA, PFC Shares	6,749	18,607
Telefonica Brasil SA, PFC Shares	978	12,891

		$132,140

Chile — 1.9%
Cencosud SA	4,165	$8,775
Empresa Nacional de Electricidad SA	24,806	33,850
Enersis SA ADR	1,732	26,171
S.A.C.I. Falabella	5,389	35,049

		$103,845

China — 16.5%
Bank of China, Ltd., Class H	56,000	$30,528
Belle International Holdings, Ltd.	22,000	22,930
China Construction Bank Corp., Class H	49,000	39,909
China Mengniu Dairy Co., Ltd.	9,000	40,806
China Mobile, Ltd.	13,952	182,283
China Petroleum & Chemical Corp., Class H	16,000	12,039
China Resources Power Holdings Co., Ltd.	6,000	15,411
China Shenhua Energy Co., Ltd., Class H	11,000	20,894
China Unicom (Hong Kong), Ltd.	16,000	22,374
Chongqing Changan Automobile Co., Ltd., Class B	4,400	9,343
CNOOC, Ltd.	10,000	12,246
Dongfeng Motor Group Co., Ltd., Class H	16,000	18,384
Geely Automobile Holdings, Ltd.	50,000	20,993
Great Wall Motor Co., Ltd., Class H	3,500	11,587
Guangdong Investment, Ltd.	40,000	54,036
Hengan International Group Co., Ltd.	5,000	55,730
Huaneng Power International, Inc., Class H	14,000	16,983
Industrial & Commercial Bank of China, Ltd., Class H	52,000	35,723
Jiangxi Copper Co., Ltd., Class H	14,000	18,879
Lenovo Group, Ltd.	8,000	8,661
PetroChina Co., Ltd., Class H	22,000	21,617
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,000	22,993
Sinopharm Group Co., Ltd., Class H	6,800	26,151
Tencent Holdings, Ltd.	6,100	113,411
Tingyi (Cayman Islands) Holding Corp.	12,000	23,092
Want Want China Holdings, Ltd.	31,000	32,197

		$889,200

Security	Shares	Value

Czech Republic — 1.8%
CEZ AS	2,727	$66,060
Komercni Banka AS	138	30,881

		$96,941

Hong Kong — 0.7%
ENN Energy Holdings, Ltd.	6,000	$39,779

		$39,779

Hungary — 0.2%
Richter Gedeon Nyrt.	704	$11,311

		$11,311

India — 1.5%
Infosys, Ltd. ADR	1,788	$30,235
State Bank of India GDR(1)	274	11,460
Tata Motors, Ltd. ADR	416	12,339
Wipro, Ltd. ADR	2,117	26,166

		$80,200

Indonesia — 1.8%
Bank Central Asia Tbk PT	37,000	$35,815
Bank Mandiri Tbk PT	20,500	14,392
Bank Rakyat Indonesia Tbk PT	18,000	13,298
Telekomunikasi Indonesia Tbk PT	141,500	30,708

		$94,213

Malaysia — 7.0%
AMMB Holdings Bhd	18,300	$26,732
Axiata Group Bhd	30,700	51,095
CIMB Group Holdings Bhd	21,900	30,794
Digi.com Bhd	33,100	46,744
Genting Bhd	15,900	33,812
IJM Corp. Bhd	18,000	32,053
Malayan Banking Bhd	5,900	14,184
Maxis Bhd	15,200	26,500
Petronas Chemicals Group Bhd	9,300	15,584
Petronas Gas Bhd	2,000	11,521
Public Bank Bhd	3,900	19,373
Sime Darby Bhd	14,200	32,388
Tenaga Nasional Bhd	10,524	33,549

		$374,329

Mexico — 7.4%
Alfa SAB de CV, Series A	5,100	$10,132

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Mexico (continued)
America Movil SAB de CV, Series L	108,637	$105,653
Coca-Cola Femsa SAB de CV, Series L	4,400	33,261
Fibra Uno Administracion SA de CV	7,700	18,499
Fomento Economico Mexicano SAB de CV, Series UBD	8,374	75,983
Grupo Financiero Banorte SAB de CV, Class O	7,900	41,735
Grupo Financiero Inbursa SAB de CV, Class O	5,000	11,327
Grupo Mexico SAB de CV, Series B	9,700	26,495
Promotora y Operadora de Infraestructura SAB de CV(2)	1,082	12,411
Wal-Mart de Mexico SAB de CV, Series V	26,000	63,029

		$398,525

Peru — 1.4%
Cia de Minas Buenaventura SA ADR	4,045	$28,801
Credicorp, Ltd.	347	45,769

		$74,570

Philippines — 2.2%
Aboitiz Power Corp.	8,200	$7,833
Bank of the Philippine Islands	8,710	18,076
BDO Unibank, Inc.	16,100	35,365
GT Capital Holdings, Inc.	752	23,029
Metropolitan Bank & Trust Co.	11,210	21,641
Philippine Long Distance Telephone Co.	195	12,357

		$118,301

Poland — 4.8%
Bank Pekao SA	1,151	$48,558
KGHM Polska Miedz SA	1,052	26,437
PGE SA	12,342	57,984
Powszechna Kasa Oszczednosci Bank Polski SA	6,836	52,930
Powszechny Zaklad Ubezpieczen SA	583	66,621
Tauron Polska Energia SA	6,679	6,711

		$259,241

Russia — 0.3%
Magnit PJSC GDR(1)	308	$16,679

		$16,679

South Africa — 2.7%
AngloGold Ashanti, Ltd.(2)	1,385	$8,428
Bidvest Group, Ltd. (The)	607	14,739
FirstRand, Ltd.	3,067	13,249
MTN Group, Ltd.	2,526	42,055
Shoprite Holdings, Ltd.	733	9,727

Security	Shares	Value

South Africa (continued)
Standard Bank Group, Ltd.	4,574	$54,930

		$143,128

South Korea — 18.2%
Coway Co., Ltd.	554	$46,249
E-Mart Co., Ltd.	217	44,354
Hana Financial Group, Inc.	1,090	27,197
Hankook Tire Co., Ltd.	714	24,790
Hyundai Department Store Co., Ltd.	112	14,145
Hyundai Marine & Fire Insurance Co., Ltd.	1,570	42,620
Hyundai Mobis Co., Ltd.	241	43,967
Hyundai Motor Co.	454	57,835
Industrial Bank of Korea	930	11,006
KB Financial Group, Inc.	1,110	34,874
KCC Corp.	32	13,377
Kia Motors Corp.	1,041	39,049
Korea Electric Power Corp.	1,574	68,058
KT Corp.(2)	480	12,542
KT&G Corp.	607	57,186
LG Chem, Ltd.	144	30,788
LG Electronics, Inc.	374	12,968
LG Uplus Corp.	1,220	12,051
Lotte Shopping Co., Ltd.	81	17,456
Naver Corp.	47	21,022
POSCO	149	24,834
Samsung C&T Corp.	222	10,700
Samsung Electronics Co., Ltd.	153	155,227
Samsung Electronics Co., Ltd., PFC Shares	21	16,519
Samsung Fire & Marine Insurance Co., Ltd.	206	49,279
Shinhan Financial Group Co., Ltd.	1,340	47,955
SK Hynix, Inc.	860	27,159
SK Telecom Co., Ltd. ADR	709	17,009

		$980,216

Taiwan — 13.8%
Advanced Semiconductor Engineering, Inc.	13,000	$15,092
Cathay Financial Holding Co., Ltd.	26,165	42,290
Chunghwa Telecom Co., Ltd.	29,330	91,193
CTBC Financial Holding Co., Ltd.	61,182	44,372
Delta Electronics, Inc.	3,000	14,757
Far Eastern New Century Corp.	26,024	24,519
Formosa Chemicals & Fibre Corp.	14,000	33,173
Formosa Plastics Corp.	16,000	35,490
Fubon Financial Holding Co., Ltd.	31,000	56,557
Hon Hai Precision Industry Co., Ltd.	17,826	51,265

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
MediaTek, Inc.	2,000	$21,024
Nan Ya Plastics Corp.	23,000	46,949
President Chain Store Corp.	4,000	29,091
Quanta Computer, Inc.	10,000	19,361
Taiwan Cooperative Financial Holding Co., Ltd.	55,000	27,604
Taiwan Semiconductor Manufacturing Co., Ltd.	34,565	151,049
Uni-President Enterprises Corp.	21,960	38,638

		$742,424

Thailand — 2.2%
Advanced Info Service PCL	5,400	$38,294
BTS Group Holdings PCL	181,076	50,616
Siam Cement PCL (The)	2,000	29,859

		$118,769

Turkey — 0.5%
Turkcell Iletisim Hizmetleri AS	5,651	$25,863

		$25,863

Total Common Stocks (identified cost $5,139,486)		$4,699,674

Exchange-Traded Funds — 5.0%

Security	Shares	Value

Equity Funds — 5.0%
iShares MSCI India ETF	8,325	$258,491
Market Vectors Gold Miners ETF	682	9,378

Total Exchange-Traded Funds (identified cost $279,626)		$267,869

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(3)	$224	$224,353

Total Short-Term Investments (identified cost $224,353)		$224,353

Total Investments — 96.6% (identified cost $5,643,465)		$5,191,896

Other Assets, Less Liabilities — 3.4%		$183,311

Net Assets — 100.0%		$5,375,207

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $28,139 or 0.5% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	21.6%	$1,161,565
Telecommunication Services	13.6	729,612
Information Technology	12.5	670,948
Consumer Staples	11.7	629,190
Utilities	8.5	456,553
Consumer Discretionary	7.8	420,896
Materials	6.1	325,717
Industrials	3.7	200,935
Energy	1.2	66,796
Health Care	0.7	37,462

Common Stocks	87.4%	$4,699,674
Exchange-Traded Funds	5.0	267,869
Short-Term Investments	4.2	224,353

Total Investments	96.6%	$5,191,896

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Statement of Assets and Liabilities

Assets	July 31, 2015
Unaffiliated investments, at value (identified cost, $5,419,112)	$4,967,543
Affiliated investment, at value (identified cost, $224,353)	224,353
Cash	45,931
Foreign currency, at value (identified cost, $166,520)	163,965
Dividends receivable	19,190
Interest receivable from affiliated investment	33
Receivable for investments sold	32,904
Receivable for Fund shares sold	496
Receivable for open forward foreign currency exchange contracts	57,237
Tax reclaims receivable	89
Receivable from affiliates	16,072
Total assets	$5,527,813

Liabilities
Payable for investments purchased	$29,520
Payable for open forward foreign currency exchange contracts	58,849
Payable to affiliates:
Investment adviser and administration fee	4,671
Distribution and service fees	131
Accrued expenses	59,435
Total liabilities	$152,606
Net Assets	$5,375,207

Sources of Net Assets
Paid-in capital	$6,105,786
Accumulated distributions in excess of net realized gain	(255,037)
Accumulated distributions in excess of net investment income	(19,102)
Net unrealized depreciation	(456,440)
Total	$5,375,207

Class A Shares
Net Assets	$609,832
Shares Outstanding	69,124
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.82
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.36

Class I Shares
Net Assets	$4,765,375
Shares Outstanding	537,413
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Statement of Operations

Investment Income	Year Ended July 31, 2015
Dividends (net of foreign taxes, $19,525)	$139,232
Interest allocated from affiliated investment	346
Expenses allocated from affiliated investment	(34)
Total investment income	$139,544

Expenses
Investment adviser and administration fee	$61,007
Distribution and service fees
Class A	1,589
Trustees’ fees and expenses	795
Custodian fee	54,899
Transfer and dividend disbursing agent fees	1,980
Legal and accounting services	44,451
Printing and postage	10,632
Registration fees	32,003
Miscellaneous	17,469
Total expenses	$224,825
Deduct —
Allocation of expenses to affiliates	$137,663
Total expense reductions	$137,663

Net expenses	$87,162

Net investment income	$52,382

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(195,150)
Investment transactions allocated from affiliated investment	2
Financial futures contracts	(27,820)
Foreign currency and forward foreign currency exchange contract transactions	(23,274)
Net realized loss	$(246,242)
Change in unrealized appreciation (depreciation) —
Investments	$(837,521)
Financial futures contracts	(4,858)
Foreign currency and forward foreign currency exchange contracts	(9,083)
Net change in unrealized appreciation (depreciation)	$(851,462)

Net realized and unrealized loss	$(1,097,704)

Net decrease in net assets from operations	$(1,045,322)

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$52,382	$50,195
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	(246,242)	174,554
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(851,462)	562,932
Net increase (decrease) in net assets from operations	$(1,045,322)	$787,681
Distributions to shareholders —
From net investment income
Class A	$(6,277)	$—
Class I	(69,658)	—
From net realized gain
Class A	(16,500)	(4,403)
Class I	(151,668)	(65,732)
Total distributions to shareholders	$(244,103)	$(70,135)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$225,301	$481,429
Class I	478,663	372,647
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	22,686	4,283
Class I	22,824	5,802
Cost of shares redeemed
Class A	(139,366)	(80,652)
Class I	(672,423)	(159,575)
Net increase (decrease) in net assets from Fund share transactions	$(62,315)	$623,934

Net increase (decrease) in net assets	$(1,351,740)	$1,341,480

Net Assets
At beginning of year	$6,726,947	$5,385,467
At end of year	$5,375,207	$6,726,947

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(19,102)	$24,595

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Financial Highlights

	Class A
	Year Ended July 31,		Period Ended July 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$10.940	$9.720	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.067	$0.082	$0.123
Net realized and unrealized gain (loss)	(1.810)	1.258	(0.325)

Total income (loss) from operations	$(1.743)	$1.340	$(0.202)

Less Distributions
From net investment income	$(0.104)	$—	$(0.052)
From net realized gain	(0.273)	(0.120)	(0.026)

Total distributions	$(0.377)	$(0.120)	$(0.078)

Net asset value — End of period	$8.820	$10.940	$9.720

Total Return(3)	(16.05)%	13.75%	(2.09	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$610	$636	$186
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.65%	1.75%	1.75	%(6)
Net investment income	0.68%	0.79%	1.32	%(6)
Portfolio Turnover	77%	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.28%, 1.92% and 2.74% of average daily net assets for the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Financial Highlights — continued

	Class I
	Year Ended July 31,		Period Ended July 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$10.990	$9.740	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.087	$0.087	$0.089
Net realized and unrealized gain (loss)	(1.809)	1.283	(0.267)

Total income (loss) from operations	$(1.722)	$1.370	$(0.178)

Less Distributions
From net investment income	$(0.125)	$—	$(0.056)
From net realized gain	(0.273)	(0.120)	(0.026)

Total distributions	$(0.398)	$(0.120)	$(0.082)

Net asset value — End of period	$8.870	$10.990	$9.740

Total Return(3)	(15.78)%	14.03%	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,765	$6,091	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40%	1.50%	1.50	%(6)
Net investment income	0.88%	0.83%	0.94	%(6)
Portfolio Turnover	77%	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.25%, 1.92% and 2.74% of average daily net assets for the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2015 and July 31, 2014 was as follows:

	Year Ended July 31,
	2015	2014

Distributions declared from:
Ordinary income	$92,961	$—
Long-term capital gains	$151,142	$70,135

During the year ended July 31, 2015, accumulated distributions in excess of net realized gain was decreased by $20,144 and accumulated distributions in excess of net investment income was increased by $20,144 due to differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Post October capital losses	$(253,427)
Late year ordinary losses	$(31,808)
Net unrealized depreciation	$(445,344)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions and investments in partnerships.

At July 31, 2015, the Fund had a net capital loss of $253,427 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2016.

Additionally, at July 31, 2015, the Fund had a late year ordinary loss of $31,808 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,645,075

Gross unrealized appreciation	$302,483
Gross unrealized depreciation	(755,662)

Net unrealized depreciation	$(453,179)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2015, the investment adviser and administration fee amounted to $61,007 or 1.00% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.45% and 1.20% (1.75% and 1.50% prior to April 1, 2015) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $137,663 in total of the Fund’s operating expenses for the year ended July 31, 2015.

17

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2015, EVM earned $263 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $671 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2015 amounted to $1,589 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,456,786 and $4,242,887, respectively, for the year ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2015	2014

Sales	22,507	46,347
Issued to shareholders electing to receive payments of distributions in Fund shares	2,431	412
Redemptions	(13,949)	(7,795)

Net increase	10,989	38,964

	Year Ended July 31,
Class I	2015	2014

Sales	45,549	35,194
Issued to shareholders electing to receive payments of distributions in Fund shares	2,439	556
Redemptions	(64,904)	(15,265)

Net increase (decrease)	(16,916)	20,485

18

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

At July 31, 2015, EVM owned 82.3% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2015, there were no financial futures contracts outstanding.

A summary of obligations under these financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/16/15	Czech Koruna 764,910	United States Dollar 31,797	State Street Trust Company Canada	$767	$—	$767
9/16/15	Czech Koruna 800,898	United States Dollar 33,008	State Street Trust Company Canada	518	—	518
9/16/15	Czech Koruna 506,671	United States Dollar 20,991	State Street Trust Company Canada	437	—	437
9/16/15	Euro 21,177	United States Dollar 23,976	State Street Trust Company Canada	705	—	705
9/16/15	Polish Zloty 832,555	United States Dollar 226,372	State Street Trust Company Canada	5,940	—	5,940
9/16/15	United States Dollar 11,062	Canadian Dollar 14,419	State Street Trust Company Canada	—	(41)	(41)
9/16/15	United States Dollar 34,750	Euro 31,024	State Street Trust Company Canada	—	(659)	(659)
9/16/15	United States Dollar 18,483	New Turkish Lira 51,913	State Street Trust Company Canada	18	—	18
9/16/15	United States Dollar 16,405	Polish Zloty 63,003	State Street Trust Company Canada	276	—	276
9/16/15	United States Dollar 17,995	Polish Zloty 67,464	State Street Trust Company Canada	—	(133)	(133)
9/16/15	United States Dollar 9,310	South African Rand 115,217	State Street Trust Company Canada	—	(270)	(270)
9/16/15	United States Dollar 203,716	South African Rand 2,551,914	State Street Trust Company Canada	—	(3,508)	(3,508)
9/23/15	Chilean Peso 35,236,303	United States Dollar 54,988	State Street Trust Company Canada	2,972	—	2,972
9/23/15	Indonesian Rupiah 882,224,142	United States Dollar 64,893	State Street Trust Company Canada	505	—	505
9/23/15	Indonesian Rupiah 98,284,927	United States Dollar 7,159	State Street Trust Company Canada	—	(14)	(14)

19

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/23/15	Malaysian Ringgit 503,841	United States Dollar 133,115	State Street Trust Company Canada	$2,716	$—	$2,716
9/23/15	Malaysian Ringgit 631,729	United States Dollar 165,556	State Street Trust Company Canada	2,058	—	2,058
9/23/15	Malaysian Ringgit 318,461	United States Dollar 82,653	State Street Trust Company Canada	232	—	232
9/23/15	Mexican Peso 2,086,164	United States Dollar 134,439	State Street Trust Company Canada	5,451	—	5,451
9/23/15	New Taiwan Dollar 1,860,955	United States Dollar 60,056	State Street Trust Company Canada	1,329	—	1,329
9/23/15	New Taiwan Dollar 1,381,539	United States Dollar 44,782	State Street Trust Company Canada	1,184	—	1,184
9/23/15	Peruvian New Sol 203,575	United States Dollar 63,370	State Street Trust Company Canada	88	—	88
9/23/15	Peruvian New Sol 15,217	United States Dollar 4,745	State Street Trust Company Canada	15	—	15
9/23/15	Philippine Peso 6,088,264	United States Dollar 134,191	State Street Trust Company Canada	1,405	—	1,405
9/23/15	South Korean Won 690,296,932	United States Dollar 613,870	State Street Trust Company Canada	22,920	—	22,920
9/23/15	South Korean Won 19,118,156	United States Dollar 16,432	State Street Trust Company Canada	65	—	65
9/23/15	Thai Baht 3,319,413	United States Dollar 97,608	State Street Trust Company Canada	3,589	—	3,589
9/23/15	United States Dollar 153,911	Brazilian Real 491,683	State Street Trust Company Canada	—	(12,818)	(12,818)
9/23/15	United States Dollar 168,915	Brazilian Real 543,602	State Street Trust Company Canada	—	(12,923)	(12,923)
9/23/15	United States Dollar 14,805	Chilean Peso 9,523,975	State Street Trust Company Canada	—	(745)	(745)
9/23/15	United States Dollar 299,430	Indian Rupee 19,518,313	State Street Trust Company Canada	3,209	—	3,209
9/23/15	United States Dollar 86,263	Indian Rupee 5,560,512	State Street Trust Company Canada	—	(45)	(45)
9/23/15	United States Dollar 15,981	Malaysian Ringgit 60,895	State Street Trust Company Canada	—	(221)	(221)
9/23/15	United States Dollar 31,437	Mexican Peso 491,958	State Street Trust Company Canada	—	(1,020)	(1,020)
9/23/15	United States Dollar 13,580	Peruvian New Sol 43,754	State Street Trust Company Canada	21	—	21

20

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/23/15	United States Dollar 78,019	Philippine Peso 3,547,760	State Street Trust Company Canada	$—	$(642)	$(642)
9/23/15	United States Dollar 82,764	Russian Ruble 4,677,848	State Street Trust Company Canada	—	(7,864)	(7,864)
9/23/15	United States Dollar 112,969	Russian Ruble 6,307,075	State Street Trust Company Canada	—	(11,982)	(11,982)
9/23/15	United States Dollar 24,683	South Korean Won 27,983,092	State Street Trust Company Canada	—	(727)	(727)
9/23/15	United States Dollar 113,330	South Korean Won 127,677,662	State Street Trust Company Canada	—	(4,028)	(4,028)
9/23/15	United States Dollar 30,531	Thai Baht 1,036,539	State Street Trust Company Canada	—	(1,172)	(1,172)
9/23/15	United States Dollar 273,970	Yuan Renminbi 1,683,959	State Street Trust Company Canada	598	—	598
9/23/15	United States Dollar 116,634	Yuan Renminbi 716,622	State Street Trust Company Canada	211	—	211
9/23/15	United States Dollar 34,603	Yuan Renminbi 212,271	State Street Trust Company Canada	8	—	8
9/23/15	Yuan Renminbi 281,567	United States Dollar 45,873	State Street Trust Company Canada	—	(37)	(37)

				$57,237	$(58,849)	$(1,612)

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: During the year ended July 31, 2015, the Fund entered into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a master netting agreement (the Agreement) with its derivative counterparty. The Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the Agreement. Under the Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The Agreement does not require collateral to be posted.

21

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$57,237	(1)	$(58,849	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$57,237	$(57,237)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(58,849)	$57,237	$—	$—	$(1,612)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(27,820)	$(4,858)
Foreign Exchange	Forward foreign currency exchange contracts	31,796	(10,980)

Total		$3,976	$(15,838)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

22

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The average notional amounts of derivative contracts outstanding during the year ended July 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts

$202,000	$4,417,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Notes to Financial Statements — continued

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$85,749	$3,351,682	$—	$3,437,431
Emerging Europe	—	410,035	—	410,035
Latin America	709,080	—	—	709,080
Middle East/Africa	—	143,128	—	143,128

Total Common Stocks	$794,829	$3,904,845 *	$—	$4,699,674

Exchange-Traded Funds	$267,869	$—	$—	$267,869
Short-Term Investments	—	224,353	—	224,353

Total Investments	$1,062,698	$4,129,198	$—	$5,191,896

Forward Foreign Currency Exchange Contracts	$—	$57,237	$—	$57,237

Total	$1,062,698	$4,186,435	$—	$5,249,133

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(58,849)	$—	$(58,849)

Total	$—	$(58,849)	$—	$(58,849)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

24

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest Emerging Markets Equity Fund as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2015

25

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2015, the Fund designates approximately $95,413, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 5.51% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended July 31, 2015, the Fund paid foreign taxes of $19,511 and recognized foreign source income of $154,878.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, $18,230 or, if subsequently determined to be different, the net capital gain of such year.

26

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest Emerging Markets Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities of companies located in emerging market countries. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

28

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

30

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

31

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6606 7.31.15

Eaton Vance Hexavest Global Equity Fund Annual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2015

Eaton Vance

Hexavest Global Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	30

Federal Tax Information	31

Board of Trustees’ Contract Approval	32

Management and Organization	35

Important Notices	38

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Stock markets worldwide delivered mixed performance for the 12 months ended July 31, 2015. The robust absolute performance of many overseas equity markets was in large part erased by the impact of a strengthening U.S. dollar. After starting the period on the upswing, most world stock markets turned lower in September 2014 amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, stocks rebounded in late 2014 amid positive economic data in the U.S. and additional stimulus measures by the Bank of Japan and the People’s Bank of China.

Early 2015 brought a varied picture for global equities. In the U.S., harsh winter weather, along with West Coast port strikes and the strong U.S. dollar, adversely impacted economic growth. In Europe, the world’s largest developed market outside the U.S., stocks gained momentum after the European Central Bank stepped up its economic stimulus measures. Many global equity markets drew confidence from the U.S. Federal Reserve’s reassurance in mid-June 2015 that eventual U.S. interest-rate hikes would be gradual and would proceed slowly. Late in the period, however, the renewed Greek debt crisis sent stock markets worldwide lower. China’s stock market, a top global performer for much of the 12-month period, plunged in June 2015 on concerns about slowing economic growth and excessive equity valuations.

Impacted by the strength of the U.S. dollar, major global equity indexes recorded mixed results for the 12-month period. The MSCI World Index,2 a proxy for global equities, rose 4.92% for the period. The MSCI EAFE Index of developed-market international equities fell 0.28%, while the MSCI Emerging Markets Index declined 13.38%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 9.34%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 11.21%.

Fund Performance

For the 12-month period ended July 31, 2015, Hexavest Global Equity Fund (the Fund) had a total return of 4.30% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI World Index (the Index), returned 4.92% for the same period.

The Fund underperformed the Index largely due to its cash position and security selection, which was heavily tilted toward value stocks. During the 12-month period, growth stocks in general outperformed value stocks. The Fund’s currency allocation contributed to relative Fund performance versus the Index, as did sector and country allocation.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance for the 12-month period. In management’s view, relatively high stock valuations and potentially excessive investor optimism raised the risk of a global market correction. However, spurred by a gradually strengthening U.S. economy and continued interventions from international central banks, global stocks advanced during the period.

In addition to the Fund’s cash position (which reflected management’s defensive posture) and the Fund’s tilt toward value stocks, the Fund’s positioning in emerging-market stocks hampered relative performance versus the Index for the 12-month period. Many emerging markets were hard-hit during the period by falling oil prices and economic weakness in China. The Fund’s underweight positions in the consumer discretionary and financials sectors also detracted from relative performance, as both sectors outperformed the overall Index.

The Fund’s overweight positions in the U.S. dollar against the euro, the Canadian dollar, the Australian dollar and the Japanese yen during the 12-month period made the largest contributions to relative Fund performance versus the Index. An underweight in the weak-performing energy sector also contributed to the Fund’s relative performance, as did an overweight in the strong-performing consumer staples sector. In terms of country allocation, the Fund’s underweight in Canada and its overweight in Japan aided relative Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Performance2

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Frédéric Imbeault, CFA and Christian Crête, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	4.30%	—	10.47%
Class A with 5.75% Maximum Sales Charge	—	—	–1.68	—	8.26
Class I at NAV	08/29/2012	08/29/2012	4.53	—	10.75
MSCI World Index	—	—	4.92%	11.74%	13.78%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.44%	1.19%
Net				1.24	0.99

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$336,841	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Fund Profile

Equity Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)7

AT&T, Inc.	2.2%
Pfizer, Inc.	2.1
Eli Lilly & Co.	1.8
Verizon Communications, Inc.	1.8
Southern Co. (The)	1.6
Procter & Gamble Co. (The)	1.6
Wal-Mart Stores, Inc.	1.5
Coca-Cola Co. (The)	1.4
iShares MSCI Emerging Markets ETF	1.4
Johnson & Johnson	1.3
Total	16.7%

Geographic Allocation (% of net assets)5,6,7

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes the value of the notional amount of each futures contract.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,043.90	$6.08	**	1.20%
Class I	$1,000.00	$1,044.70	$4.82	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class I	$1,000.00	$1,020.10	$4.76	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments

Common Stocks — 83.9%

Security	Shares	Value

Aerospace & Defense — 0.5%
United Technologies Corp.	3,437	$344,765

		$344,765

Air Freight & Logistics — 0.2%
Deutsche Post AG	2,709	$81,880
Royal Mail PLC	11,027	86,871

		$168,751

Auto Components — 0.5%
Aisin Seiki Co., Ltd.	1,100	$44,593
Bridgestone Corp.	2,300	86,698
Compagnie Generale des Etablissements Michelin, Class B	485	47,476
Denso Corp.	1,300	64,436
Toyota Industries Corp.	1,100	60,891

		$304,094

Automobiles — 2.7%
Bayerische Motoren Werke AG	474	$47,531
Daimler AG	1,993	178,286
Dongfeng Motor Group Co., Ltd., Class H	12,000	13,788
Ford Motor Co.	29,734	440,955
Fuji Heavy Industries, Ltd.	1,000	36,947
Geely Automobile Holdings, Ltd.	40,000	16,795
General Motors Co.	12,616	397,530
Honda Motor Co., Ltd.	5,300	178,067
Mazda Motor Corp.	3,800	74,539
Nissan Motor Co., Ltd.	6,400	60,893
Suzuki Motor Corp.	1,000	34,812
Toyota Motor Corp.	4,600	306,313

		$1,786,456

Banks — 5.4%
Australia and New Zealand Banking Group, Ltd.	3,448	$82,229
Banco Bilbao Vizcaya Argentaria SA	11,281	114,393
Banco Santander SA	12,516	86,545
Bank Leumi Le-Israel B.M.(1)	22,620	98,651
Bank of America Corp.	9,327	166,767
Bank of Yokohama, Ltd. (The)	12,000	76,248
Barclays PLC	3,626	16,352
BNP Paribas SA	1,417	92,172
Chiba Bank, Ltd. (The)	7,000	55,776
China Construction Bank Corp., Class H	50,000	40,724
Commonwealth Bank of Australia	2,131	136,074

Security	Shares	Value

Banks (continued)
DBS Group Holdings, Ltd.	13,511	$198,912
HDFC Bank, Ltd. ADR	949	59,284
HSBC Holdings PLC	3,890	35,136
Industrial & Commercial Bank of China, Ltd., Class H	49,000	33,662
Intesa Sanpaolo SpA	23,475	90,382
Lloyds Banking Group PLC	80,838	105,268
Mitsubishi UFJ Financial Group, Inc.	23,900	173,922
Mizrahi Tefahot Bank, Ltd.	7,514	96,403
Mizuho Financial Group, Inc.	84,500	184,253
National Australia Bank, Ltd.	2,674	67,863
Nordea Bank AB	4,167	51,883
Oversea-Chinese Banking Corp., Ltd.	13,000	97,488
PNC Financial Services Group, Inc. (The)	2,034	199,698
Resona Holdings, Inc.	17,600	96,760
Seven Bank, Ltd.	10,600	50,485
Shizuoka Bank, Ltd. (The)	5,000	56,478
Societe Generale	1,826	89,659
Sumitomo Mitsui Financial Group, Inc.	4,400	198,414
Sumitomo Mitsui Trust Holding, Inc.	11,000	51,091
Svenska Handelsbanken AB, Class A	4,880	74,685
Swedbank AB, Class A	2,677	62,706
U.S. Bancorp	10,327	466,884
United Overseas Bank, Ltd.	5,000	80,943

		$3,588,190

Beverages — 3.1%
AMBEV SA ADR	8,818	$50,086
Anheuser-Busch InBev NV	1,301	155,446
Coca-Cola Co. (The)	23,542	967,105
Diageo PLC	5,381	150,844
Heineken NV	530	41,679
PepsiCo, Inc.	6,100	587,735
SABMiller PLC	2,421	126,959

		$2,079,854

Biotechnology — 0.5%
Baxalta, Inc.(1)	5,060	$166,120
CSL, Ltd.	1,903	137,477

		$303,597

Capital Markets — 0.4%
Credit Suisse Group AG	3,171	$93,547
Partners Group Holding AG	200	66,875
UBS Group AG	5,669	130,336

		$290,758

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Chemicals — 1.3%
Asahi Kasei Corp.	12,000	$91,156
BASF SE	1,185	102,401
Chemours Co. (The)	24	262
E.I. du Pont de Nemours & Co.	123	6,858
Givaudan SA	31	57,665
Linde AG	136	25,668
Shin-Etsu Chemical Co., Ltd.	1,600	95,680
Sigma-Aldrich Corp.	2,557	356,983
Syngenta AG	195	80,334
Toray Industries, Inc.	11,000	87,531

		$904,538

Commercial Services & Supplies — 0.1%
G4s PLC	19,921	$85,408

		$85,408

Communications Equipment — 1.9%
Cisco Systems, Inc.	25,811	$733,549
QUALCOMM, Inc.	7,288	469,274
Telefonaktiebolaget LM Ericsson, Class B	7,488	80,062

		$1,282,885

Construction & Engineering — 1.1%
Fluor Corp.	4,046	$189,150
Jacobs Engineering Group, Inc.(1)	4,707	198,259
Kajima Corp.	10,000	49,640
KBR, Inc.	11,079	193,550
Obayashi Corp.	7,000	53,874
Skanska AB, Class B	236	4,970
Taisei Corp.	8,000	47,012

		$736,455

Consumer Finance — 0.5%
American Express Co.	2,956	$224,833
Capital One Financial Corp.	1,538	125,040

		$349,873

Containers & Packaging — 0.1%
Amcor, Ltd.	6,047	$63,540
Rexam PLC	483	4,192

		$67,732

Security	Shares	Value

Diversified Financial Services — 0.2%
ING Groep NV	5,154	$87,655
London Stock Exchange Group PLC	1,508	61,342

		$148,997

Diversified Telecommunication Services — 7.4%
AT&T, Inc.	42,209	$1,466,352
BCE, Inc.	7,658	315,197
Bezeq Israeli Telecommunication Corp., Ltd.	21,942	40,466
BT Group PLC	21,145	153,026
CenturyLink, Inc.	8,062	230,573
China Telecom Corp., Ltd., Class H	26,000	14,540
China Unicom (Hong Kong), Ltd.	28,000	39,154
Nippon Telegraph & Telephone Corp.	4,800	184,861
Proximus	1,677	63,217
Singapore Telecommunications, Ltd.	64,000	190,642
Swisscom AG	392	227,990
TDC A/S	28,509	215,065
Telecom Italia SpA(1)	41,528	55,029
Telefonica SA	13,885	212,978
Telenor ASA	4,672	102,625
TeliaSonera AB	16,649	101,180
Telstra Corp., Ltd.	26,161	123,875
Verizon Communications, Inc.	25,580	1,196,888

		$4,933,658

Electric Utilities — 5.3%
American Electric Power Co., Inc.	840	$47,519
Chubu Electric Power Co., Inc.	4,900	83,121
Cia Energetica de Minas Gerais SA ADR	2,952	8,118
CLP Holdings, Ltd.	10,000	84,796
Duke Energy Corp.	3,990	296,138
Edison International	5,433	326,034
Enel SpA	6,220	29,227
Enersis SA ADR	2,592	39,165
Entergy Corp.	2,095	148,787
Exelon Corp.	7,987	256,303
FirstEnergy Corp.	4,592	155,944
Iberdrola SA	16,384	115,560
Korea Electric Power Corp. ADR	1,696	36,549
NextEra Energy, Inc.	1,120	117,824
Pepco Holdings, Inc.	13,198	352,123
PPL Corp.	3,008	95,685
Southern Co. (The)	24,564	1,098,748

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Electric Utilities (continued)
SSE PLC	5,612	$132,736
Xcel Energy, Inc.	3,867	134,069

		$3,558,446

Electrical Equipment — 0.3%
ABB, Ltd.	7,164	$145,716
Mitsubishi Electric Corp.	7,000	75,182

		$220,898

Electronic Equipment, Instruments & Components — 0.1%
Hitachi, Ltd.	10,310	$66,796

		$66,796

Food & Staples Retailing — 4.3%
China Resources Enterprise, Ltd.	4,000	$12,976
Cia Brasileira de Distribuicao ADR, PFC Shares	959	20,849
Costco Wholesale Corp.	3,382	491,405
CVS Health Corp.	1,865	209,757
ICA Gruppen AB	4,303	157,035
J Sainsbury PLC	5,751	23,756
Koninklijke Ahold NV	1,948	38,769
Lawson, Inc.	1,700	126,448
Seven & i Holdings Co., Ltd.	5,100	235,321
Sysco Corp.	5,693	206,713
Wal-Mart Stores, Inc.	14,028	1,009,735
Wesfarmers, Ltd.	2,207	68,310
Whole Foods Market, Inc.	4,231	154,008
WM Morrison Supermarkets PLC	36,664	104,335

		$2,859,417

Food Products — 4.5%
Archer-Daniels-Midland Co.	9,082	$430,668
Associated British Foods PLC	1,987	99,862
Barry Callebaut AG	132	147,568
Campbell Soup Co.	5,201	256,461
China Mengniu Dairy Co., Ltd.	5,000	22,670
ConAgra Foods, Inc.	6,527	287,580
Hershey Co. (The)	2,711	251,825
Kellogg Co.	4,014	265,606
Nestle SA	10,623	803,631
Tate & Lyle PLC	10,324	87,753
Tingyi (Cayman Islands) Holding Corp.	10,000	19,243
Unilever NV	3,859	172,877

Security	Shares	Value

Food Products (continued)
Unilever PLC	3,337	$151,366
Want Want China Holdings, Ltd.	28,000	29,081

		$3,026,191

Gas Utilities — 0.4%
ENN Energy Holdings, Ltd.	2,000	$13,260
Hong Kong & China Gas Co., Ltd.	49,280	100,657
Osaka Gas Co., Ltd.	21,000	83,970
Tokyo Gas Co., Ltd.	14,000	75,588

		$273,475

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	5,060	$202,805
Becton, Dickinson and Co.	2,395	364,399
Coloplast A/S, Class B	989	71,363
Smith and Nephew PLC	3,104	57,690
Sonova Holding AG	240	34,166
Varian Medical Systems, Inc.(1)	3,868	332,919

		$1,063,342

Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	3,967	$337,116
Celesio AG	2,542	74,097
Fresenius Medical Care AG & Co. KGaA	521	42,629
Fresenius SE & Co. KGaA	758	52,450
Patterson Cos., Inc.	6,995	350,869
UnitedHealth Group, Inc.	124	15,054

		$872,215

Hotels, Restaurants & Leisure — 1.7%
Compass Group PLC	2,025	$32,391
Galaxy Entertainment Group, Ltd.	7,000	32,189
McDonald’s Corp.	7,068	705,810
MGM China Holdings, Ltd.	25,600	54,244
Sands China, Ltd.	12,800	56,490
SJM Holdings, Ltd.	23,477	27,310
Sodexo SA	586	54,580
TUI AG	8,786	150,923
Wynn Macau, Ltd.	15,200	31,347

		$1,145,284

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Household Durables — 0.2%
Nikon Corp.	3,400	$40,442
Panasonic Corp.	7,400	86,464

		$126,906

Household Products — 2.6%
Clorox Co. (The)	3,115	$348,693
Procter & Gamble Co. (The)	13,905	1,066,513
Reckitt Benckiser Group PLC	2,071	198,605
Svenska Cellulosa AB SCA, Class B	3,687	104,912

		$1,718,723

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	3,146	$40,269
Talen Energy Corp.(1)	375	5,899

		$46,168

Industrial Conglomerates — 0.3%
3M Co.	121	$18,312
General Electric Co.	110	2,871
Siemens AG	1,449	155,255

		$176,438

Insurance — 2.4%
AIA Group, Ltd.	27,502	$179,242
Allianz SE	433	70,931
Assurant, Inc.	1,582	118,017
Direct Line Insurance Group PLC	7,611	43,435
Insurance Australia Group, Ltd.	15,952	68,525
MetLife, Inc.	1,503	83,777
Muenchener Rueckversicherungs-Gesellschaft AG	617	113,392
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	17,244
QBE Insurance Group, Ltd.	3,725	39,623
Swiss Re AG	608	54,694
Tokio Marine Holdings, Inc.	3,000	124,929
Travelers Companies, Inc. (The)	4,197	445,386
Tryg A/S	7,686	154,697
Zurich Insurance Group AG	347	105,665

		$1,619,557

Internet Software & Services — 0.0%(2)
Tencent Holdings, Ltd.	1,600	$29,747

		$29,747

Security	Shares	Value

IT Services — 1.0%
Infosys, Ltd. ADR	1,829	$30,928
International Business Machines Corp.	1,624	263,072
MasterCard, Inc., Class A	857	83,472
Paychex, Inc.	3,840	178,176
Visa, Inc., Class A	1,712	128,982

		$684,630

Machinery — 0.5%
Caterpillar, Inc.	125	$9,829
FANUC Corp.	400	66,714
Komatsu, Ltd.	2,600	48,045
MAN AG	864	90,090
Schindler Holding AG	510	82,873
SMC Corp.	200	50,664

		$348,215

Marine — 0.2%
Kuehne & Nagel International AG	796	$109,886

		$109,886

Media — 0.6%
Comcast Corp., Class A	2,976	$185,732
Pearson PLC	3,307	62,060
ProSiebenSat.1 Media SE	764	39,058
RELX PLC	2,531	44,138
Sky PLC	3,619	64,336
Walt Disney Co. (The)	124	14,880

		$410,204

Metals & Mining — 1.0%
BHP Billiton, Ltd.	2,651	$51,184
Cia de Minas Buenaventura SA ADR	4,139	29,470
IAMGOLD Corp.(1)	70,588	107,294
Kinross Gold Corp.(1)	78,358	142,611
Newcrest Mining, Ltd.(1)	3,176	26,271
Randgold Resources, Ltd.	2,237	134,949
Rio Tinto PLC	893	34,542
South32, Ltd.(1)	2,651	3,459
Yamana Gold, Inc.	56,280	111,454

		$641,234

Multi-Utilities — 2.2%
AGL Energy, Ltd.	6,406	$77,950
Ameren Corp.	4,093	168,140

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Multi-Utilities (continued)
Centrica PLC	22,427	$93,279
Consolidated Edison, Inc.	4,265	271,211
DTE Energy Co.	696	56,000
E.ON SE	8,429	111,316
National Grid PLC	12,347	164,323
PG&E Corp.	6,783	356,175
Public Service Enterprise Group, Inc.	2,840	118,343
RWE AG	3,635	75,705

		$1,492,442

Multiline Retail — 1.6%
Dollar General Corp.	4,898	$393,652
Dollar Tree, Inc.(1)	6,462	504,230
Next PLC	1,329	165,792

		$1,063,674

Oil, Gas & Consumable Fuels — 1.2%
BP PLC	14,062	$86,618
Caltex Australia, Ltd.	2,339	58,922
China Shenhua Energy Co., Ltd., Class H	7,000	13,296
Enbridge, Inc.	1,743	75,978
Koninklijke Vopak NV	1,776	92,781
Royal Dutch Shell PLC, Class A	4,052	116,144
Royal Dutch Shell PLC, Class B	1,213	35,122
Statoil ASA	3,583	60,405
TransCanada Corp.	3,303	128,372
Woodside Petroleum, Ltd.	4,689	121,922

		$789,560

Paper & Forest Products — 0.2%
Domtar Corp.	3,316	$134,829

		$134,829

Personal Products — 0.1%
Hengan International Group Co., Ltd.	5,000	$55,730

		$55,730

Pharmaceuticals — 10.8%
Astellas Pharma, Inc.	3,000	$45,156
AstraZeneca PLC	3,181	214,745
Daiichi Sankyo Co., Ltd.	2,000	40,954
Eli Lilly & Co.	14,272	1,206,127
GlaxoSmithKline PLC	11,594	251,995
Johnson & Johnson	8,891	890,967

Security	Shares	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	14,487	$854,154
Merck KGaA	1,355	137,890
Novartis AG	7,562	784,664
Novo Nordisk A/S, Class B	1,580	93,246
Pfizer, Inc.	39,877	1,437,965
Roche Holding AG PC	2,428	701,504
Sanofi	2,123	228,841
Shire PLC	1,402	124,632
Takeda Pharmaceutical Co., Ltd.	1,700	85,529
Teva Pharmaceutical Industries, Ltd.	1,837	126,037
UCB SA	461	35,671

		$7,260,077

Real Estate Investment Trusts (REITs) — 2.6%
Federation Centres	7,926	$17,347
Goodman Group	16,042	76,506
GPT Group (The)	5,026	16,894
HCP, Inc.	9,297	359,236
Health Care REIT, Inc.	4,785	331,935
Land Securities Group PLC	1,786	36,171
Mirvac Group	30,300	41,744
Plum Creek Timber Co., Inc.	8,705	356,905
Realty Income Corp.	7,887	380,863
Segro PLC	9,689	67,839
Stockland	9,653	29,920
Westfield Corp.	6,480	47,394

		$1,762,754

Real Estate Management & Development — 0.4%
Mitsubishi Estate Co., Ltd.	4,000	$88,830
Mitsui Fudosan Co., Ltd.	3,000	85,336
Sun Hung Kai Properties, Ltd.	2,000	30,690
Swiss Prime Site AG	492	39,194

		$244,050

Road & Rail — 0.9%
Asciano, Ltd.	20,207	$119,953
Aurizon Holdings, Ltd.	17,599	68,026
Central Japan Railway Co.	400	69,977
ComfortDelGro Corp., Ltd.	34,000	74,612
East Japan Railway Co.	1,900	187,430
MTR Corp., Ltd.	22,500	100,170

		$620,168

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.0%(2)
Samsung Electronics Co., Ltd. GDR(3)	46	$23,322

		$23,322

Software — 2.7%
Microsoft Corp.	18,130	$846,671
Oracle Corp.	21,562	861,186
SAP SE	1,138	81,758

		$1,789,615

Specialty Retail — 0.6%
Belle International Holdings, Ltd.	16,000	$16,676
Dick’s Sporting Goods, Inc.	1,781	90,795
Hennes & Mauritz AB, Class B	3,094	123,102
Home Depot, Inc. (The)	114	13,341
Kingfisher PLC	8,477	47,751
Staples, Inc.	8,156	119,975

		$411,640

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	5,981	$725,495

		$725,495

Textiles, Apparel & Luxury Goods — 0.7%
Burberry Group PLC	3,516	$88,239
Hugo Boss AG	1,005	121,179
Li & Fung, Ltd.	116,000	89,882
LVMH Moet Hennessy Louis Vuitton SE	606	113,358
Michael Kors Holdings, Ltd.(1)	980	41,150
NIKE, Inc., Class B	126	14,518
Swatch Group, Ltd. (The), Bearer Shares	61	26,271

		$494,597

Tobacco — 1.7%
British American Tobacco PLC	3,180	$188,816
Imperial Tobacco Group PLC	2,949	154,753
Japan Tobacco, Inc.	5,600	217,373
Philip Morris International, Inc.	7,080	605,553

		$1,166,495

Trading Companies & Distributors — 0.3%
United Rentals, Inc.(1)	2,750	$184,222

		$184,222

Security	Shares	Value

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	2,156	$35,304

		$35,304

Water Utilities — 0.1%
Guangdong Investment, Ltd.	38,000	$51,334

		$51,334

Wireless Telecommunication Services — 2.3%
America Movil SAB de CV ADR, Series L	1,738	$33,682
China Mobile, Ltd.	8,500	111,053
KDDI Corp.	5,600	142,162
NTT DoCoMo, Inc.	11,100	234,380
Rogers Communications Inc., Class B	17,877	626,860
SK Telecom Co., Ltd. ADR	3,689	88,499
SoftBank Corp.	1,600	88,439
Tele2 AB, Class B	7,821	81,397
Vodafone Group PLC	41,258	156,285

		$1,562,757

Total Common Stocks (identified cost $51,547,894)		$56,241,848

Exchange-Traded Funds — 5.9%

Security	Shares	Value

Equity Funds — 5.9%
iShares MSCI Australia ETF	15,091	$315,704
iShares MSCI Chile Capped ETF	2,301	82,330
iShares MSCI Emerging Markets ETF	24,590	912,781
iShares MSCI Japan ETF	38,062	492,142
iShares MSCI Malaysia ETF	26,993	327,965
iShares MSCI Mexico Capped ETF	3,759	211,782
iShares MSCI Poland Capped ETF	8,035	179,984
iShares MSCI South Africa ETF	572	35,624
iShares MSCI South Korea Capped ETF	8,381	428,939
iShares MSCI Taiwan ETF	29,224	429,885
Market Vectors Gold Miners ETF	27,097	372,584
WisdomTree India Earnings Fund	7,142	157,981

Total Exchange-Traded Funds (identified cost $4,389,261)		$3,947,701

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Portfolio of Investments — continued

Short-Term Investments — 4.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	$2,859	$2,859,285

Total Short-Term Investments (identified cost $2,859,285)		$2,859,285

Total Investments — 94.1% (identified cost $58,796,440)		$63,048,834

Other Assets, Less Liabilities — 5.9%		$3,972,896

Net Assets — 100.0%		$67,021,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $23,322 or less than 0.05% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	48.2%	$32,307,402
Japan	7.4	4,950,620
United Kingdom	6.2	4,131,006
Switzerland	5.5	3,692,579
Germany	2.6	1,752,439
Australia	2.3	1,545,008
Canada	2.2	1,507,766
Sweden	1.3	841,932
Hong Kong	1.2	800,277
Singapore	1.0	642,597
Other (less than 1.0% each)	6.0	4,070,222

Common Stocks	83.9%	$56,241,848
Exchange-Traded Funds	5.9	3,947,701
Short-Term Investments	4.3	2,859,285

Total Investments	94.1%	$63,048,834

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Statement of Assets and Liabilities

Assets	July 31, 2015
Unaffiliated investments, at value (identified cost, $55,937,155)	$60,189,549
Affiliated investment, at value (identified cost, $2,859,285)	2,859,285
Cash	2,197,321
Restricted cash*	15,441
Foreign currency, at value (identified cost, $1,489,568)	1,481,831
Dividends receivable	90,008
Interest receivable from affiliated investment	510
Receivable for investments sold	341,876
Receivable for Fund shares sold	29,826
Receivable for variation margin on open financial futures contracts	2,504
Receivable for open forward foreign currency exchange contracts	408,284
Tax reclaims receivable	58,793
Receivable from affiliates	11,619
Total assets	$67,686,847

Liabilities
Payable for investments purchased	$329,860
Payable for Fund shares redeemed	46,540
Payable for open forward foreign currency exchange contracts	170,047
Payable to affiliates:
Investment adviser and administration fee	45,291
Distribution and service fees	1,890
Accrued expenses	71,489
Total liabilities	$665,117
Net Assets	$67,021,730

Sources of Net Assets
Paid-in capital	$59,441,801
Accumulated net realized gain	2,315,275
Accumulated undistributed net investment income	782,217
Net unrealized appreciation	4,482,437
Total	$67,021,730

Class A Shares
Net Assets	$8,860,624
Shares Outstanding	731,050
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.12
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.86

Class I Shares
Net Assets	$58,161,106
Shares Outstanding	4,787,380
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Statement of Operations

Investment Income	Year Ended July 31, 2015
Dividends (net of foreign taxes, $64,306)	$1,628,251
Interest	564
Interest allocated from affiliated investment	4,924
Expenses allocated from affiliated investment	(457)
Total investment income	$1,633,282

Expenses
Investment adviser and administration fee	$508,702
Distribution and service fees
Class A	26,664
Trustees’ fees and expenses	3,892
Custodian fee	85,072
Transfer and dividend disbursing agent fees	25,800
Legal and accounting services	45,516
Printing and postage	18,011
Registration fees	34,260
Miscellaneous	22,151
Total expenses	$770,068
Deduct —
Allocation of expenses to affiliates	$89,281
Total expense reductions	$89,281

Net expenses	$680,787

Net investment income	$952,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,698,259
Investment transactions allocated from affiliated investment	14
Financial futures contracts	581,307
Foreign currency and forward foreign currency exchange contract transactions	554,551
Net realized gain	$3,834,131
Change in unrealized appreciation (depreciation) —
Investments	$(2,204,753)
Financial futures contracts	13,763
Foreign currency and forward foreign currency exchange contracts	254,109
Net change in unrealized appreciation (depreciation)	$(1,936,881)

Net realized and unrealized gain	$1,897,250

Net increase in net assets from operations	$2,849,745

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$952,495	$1,308,637
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	3,834,131	3,140,476
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(1,936,881)	3,180,196
Net increase in net assets from operations	$2,849,745	$7,629,309
Distributions to shareholders —
From net investment income
Class A	$(154,824)	$(184,368)
Class I	(965,277)	(951,583)
From net realized gain
Class A	(338,422)	(442,074)
Class I	(1,738,779)	(1,965,882)
Total distributions to shareholders	$(3,197,302)	$(3,543,907)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,910,392	$7,042,036
Class I	25,314,096	25,181,232
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	399,040	513,286
Class I	626,958	610,268
Cost of shares redeemed
Class A	(5,867,578)	(11,527,882)
Class I	(9,513,607)	(38,003,851)
Net increase (decrease) in net assets from Fund share transactions	$12,869,301	$(16,184,911)

Net increase (decrease) in net assets	$12,521,744	$(12,099,509)

Net Assets
At beginning of year	$54,499,986	$66,599,495
At end of year	$67,021,730	$54,499,986

Accumulated undistributed net investment income included in net assets
At end of year	$782,217	$484,362

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Financial Highlights

	Class A
	Year Ended July 31,			Period Ended July 31, 2013(1)
	2015		2014
Net asset value — Beginning of period	$12.160		$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.153		$0.199	$0.129
Net realized and unrealized gain	0.361		1.050	1.396	(3)

Total income from operations	$0.514		$1.249	$1.525

Less Distributions
From net investment income	$(0.174)		$(0.144)	$(0.075)
From net realized gain	(0.380)		(0.345)	(0.050)

Total distributions	$(0.554)		$(0.489)	$(0.125)

Net asset value — End of period	$12.120		$12.160	$11.400

Total Return(4)	4.30%		11.12%	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,861		$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.30	%(6)	1.40%	1.40	%(6)(7)
Net investment income	1.26%		1.68%	1.26	%(7)
Portfolio Turnover	87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.13% and 0.21% of average daily net assets for the year ended July 31, 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Financial Highlights — continued

	Class I
	Year Ended July 31,			Period Ended July 31, 2013(1)
	2015		2014
Net asset value — Beginning of period	$12.200		$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.188		$0.227	$0.172
Net realized and unrealized gain	0.353		1.055	1.383	(3)

Total income from operations	$0.541		$1.282	$1.555

Less Distributions
From net investment income	$(0.211)		$(0.167)	$(0.075)
From net realized gain	(0.380)		(0.345)	(0.050)

Total distributions	$(0.591)		$(0.512)	$(0.125)

Net asset value — End of period	$12.150		$12.200	$11.430

Total Return(4)	4.53%		11.40%	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,161		$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	1.02	%(6)	1.15%	1.15	%(6)(7)
Net investment income	1.54%		1.91%	1.72	%(7)
Portfolio Turnover	87%		84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.14% and 0.21% of average daily net assets for the year ended July 31, 2015 and the period from the start of business, August 29, 2012, to January 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

19

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2015 and July 31, 2014 was as follows:

	Year Ended July 31,
	2015	2014

Distributions declared from:
Ordinary income	$1,154,001	$3,305,765
Long-term capital gains	$2,043,301	$238,142

During the year ended July 31, 2015, accumulated net realized gain was decreased by $894,333, accumulated undistributed net investment income was increased by $465,461 and paid-in capital was increased by $428,872 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$1,827,893
Undistributed long-term capital gains	$1,762,620
Net unrealized appreciation	$3,989,416

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, futures contracts, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,060,271

Gross unrealized appreciation	$6,250,246
Gross unrealized depreciation	(2,261,683)

Net unrealized appreciation	$3,988,563

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2015, the investment adviser and administration fee amounted to $508,702 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% (1.40% and 1.15% prior to January 2, 2015) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $89,281 in total of the Fund’s operating expenses for the year ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2015, EVM earned $1,071 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the

21

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $403 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2015 amounted to $26,664 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $59,782,501 and $48,439,247, respectively, for the year ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2015	2014

Sales	158,993	594,019
Issued to shareholders electing to receive payments of distributions in Fund shares	33,505	43,833
Redemptions	(483,120)	(971,889)

Net decrease	(290,622)	(334,037)

	Year Ended July 31,
Class I	2015	2014

Sales	2,072,940	2,125,246
Issued to shareholders electing to receive payments of distributions in Fund shares	52,597	52,071
Redemptions	(788,302)	(3,202,856)

Net increase (decrease)	1,337,235	(1,025,539)

At July 31, 2015, a mutual fund advised by EVM, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 77.5% of the value of the outstanding shares of the Fund.

22

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/16/15	Australian Dollar 2,106,763	United States Dollar 1,624,167	State Street Trust Company Canada	$87,730	$—	$87,730
9/16/15	British Pound Sterling 84,652	United States Dollar 131,866	State Street Trust Company Canada	—	(291)	(291)
9/16/15	British Pound Sterling 122,215	United States Dollar 190,413	State Street Trust Company Canada	—	(387)	(387)
9/16/15	Canadian Dollar 1,876,951	United States Dollar 1,532,837	State Street Trust Company Canada	98,092	—	98,092
9/16/15	Canadian Dollar 166,517	United States Dollar 135,065	State Street Trust Company Canada	7,779	—	7,779
9/16/15	Euro 404,704	United States Dollar 449,670	State Street Trust Company Canada	4,956	—	4,956
9/16/15	Euro 104,136	United States Dollar 118,863	State Street Trust Company Canada	4,432	—	4,432
9/16/15	Euro 127,283	United States Dollar 140,414	State Street Trust Company Canada	547	—	547
9/16/15	Euro 181,510	United States Dollar 199,097	State Street Trust Company Canada	—	(358)	(358)
9/16/15	Hong Kong Dollar 1,349,568	United States Dollar 174,054	State Street Trust Company Canada	—	(25)	(25)
9/16/15	Israeli Shekel 778,468	United States Dollar 203,548	State Street Trust Company Canada	—	(2,821)	(2,821)
9/16/15	Japanese Yen 172,369,298	United States Dollar 1,406,207	State Street Trust Company Canada	14,682	—	14,682
9/16/15	Japanese Yen 124,912,828	United States Dollar 1,009,801	State Street Trust Company Canada	1,389	—	1,389
9/16/15	Japanese Yen 20,015,494	United States Dollar 161,136	State Street Trust Company Canada	—	(448)	(448)
9/16/15	Norwegian Krone 888,713	United States Dollar 114,990	State Street Trust Company Canada	6,295	—	6,295
9/16/15	Polish Zloty 785,537	United States Dollar 211,672	State Street Trust Company Canada	3,689	—	3,689

23

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	Singapore Dollar 363,419	United States Dollar 269,451	State Street Trust Company Canada	$4,883	$—	$4,883
9/16/15	Singapore Dollar 106,926	United States Dollar 79,455	State Street Trust Company Canada	1,613	—	1,613
9/16/15	South African Rand 2,371,617	United States Dollar 187,273	State Street Trust Company Canada	1,210	—	1,210
9/16/15	Swedish Krona 1,278,466	United States Dollar 154,897	State Street Trust Company Canada	6,584	—	6,584
9/16/15	Swiss Franc 2,024,581	United States Dollar 2,188,156	State Street Trust Company Canada	89,975	—	89,975
9/16/15	United States Dollar 461,887	British Pound Sterling 298,124	State Street Trust Company Canada	3,538	—	3,538
9/16/15	United States Dollar 44,935	Canadian Dollar 58,569	State Street Trust Company Canada	—	(165)	(165)
9/16/15	United States Dollar 176,082	Danish Krone 1,159,282	State Street Trust Company Canada	—	(5,308)	(5,308)
9/16/15	United States Dollar 212,202	Euro 195,447	State Street Trust Company Canada	2,568	—	2,568
9/16/15	United States Dollar 205,169	Euro 188,847	State Street Trust Company Canada	2,348	—	2,348
9/16/15	United States Dollar 149,749	Euro 133,666	State Street Trust Company Canada	—	(2,868)	(2,868)
9/16/15	United States Dollar 1,682,277	Euro 1,501,884	State Street Trust Company Canada	—	(31,910)	(31,910)
9/16/15	United States Dollar 2,889,396	Euro 2,552,087	State Street Trust Company Canada	—	(85,000)	(85,000)
9/16/15	United States Dollar 215,864	Hong Kong Dollar 1,673,721	State Street Trust Company Canada	27	—	27
9/16/15	United States Dollar 371,456	Japanese Yen 45,954,726	State Street Trust Company Canada	—	(467)	(467)
9/16/15	United States Dollar 142,333	Japanese Yen 17,546,650	State Street Trust Company Canada	—	(680)	(680)
9/16/15	United States Dollar 117,978	Japanese Yen 14,527,780	State Street Trust Company Canada	—	(696)	(696)
9/16/15	United States Dollar 139,397	Japanese Yen 16,794,910	State Street Trust Company Canada	—	(3,813)	(3,813)
9/16/15	United States Dollar 43,710	Polish Zloty 164,743	State Street Trust Company Canada	—	(92)	(92)
9/16/15	United States Dollar 35,701	Polish Zloty 130,909	State Street Trust Company Canada	—	(1,041)	(1,041)

24

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	United States Dollar 39,509	South African Rand 502,349	State Street Trust Company Canada	$—	$(98)	$(98)
9/16/15	United States Dollar 32,941	South African Rand 415,697	State Street Trust Company Canada	—	(328)	(328)
9/16/15	United States Dollar 33,120	South African Rand 412,094	State Street Trust Company Canada	—	(790)	(790)
9/16/15	United States Dollar 532,997	Swiss Franc 511,082	State Street Trust Company Canada	—	(3,335)	(3,335)
9/16/15	United States Dollar 136,460	Swiss Franc 125,070	State Street Trust Company Canada	—	(6,844)	(6,844)
9/23/15	Brazilian Real 653,894	United States Dollar 203,212	State Street Trust Company Canada	15,570	—	15,570
9/23/15	Indian Rupee 23,112,584	United States Dollar 353,620	State Street Trust Company Canada	—	(4,749)	(4,749)
9/23/15	Malaysian Ringgit 720,771	United States Dollar 190,504	State Street Trust Company Canada	3,961	—	3,961
9/23/15	Malaysian Ringgit 495,077	United States Dollar 129,195	State Street Trust Company Canada	1,065	—	1,065
9/23/15	Mexican Peso 4,821,839	United States Dollar 307,335	State Street Trust Company Canada	9,200	—	9,200
9/23/15	New Taiwan Dollar 15,951,739	United States Dollar 511,602	State Street Trust Company Canada	8,204	—	8,204
9/23/15	South Korean Won 845,087,048	United States Dollar 750,555	State Street Trust Company Canada	27,091	—	27,091
9/23/15	United States Dollar 41,682	Brazilian Real 142,670	State Street Trust Company Canada	—	(742)	(742)
9/23/15	United States Dollar 78,372	Brazilian Real 251,144	State Street Trust Company Canada	—	(6,304)	(6,304)
9/23/15	United States Dollar 33,207	Indian Rupee 2,164,770	State Street Trust Company Canada	358	—	358
9/23/15	United States Dollar 73,615	Indian Rupee 4,739,630	State Street Trust Company Canada	—	(125)	(125)
9/23/15	United States Dollar 34,081	Malaysian Ringgit 127,953	State Street Trust Company Canada	—	(965)	(965)
9/23/15	United States Dollar 48,063	Mexican Peso 760,613	State Street Trust Company Canada	—	(1,035)	(1,035)
9/23/15	United States Dollar 33,312	Mexican Peso 517,449	State Street Trust Company Canada	—	(1,318)	(1,318)
9/23/15	United States Dollar 40,598	New Taiwan Dollar 1,250,424	State Street Trust Company Canada	—	(1,138)	(1,138)

25

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/23/15	United States Dollar 58,269	South Korean Won 68,174,592	State Street Trust Company Canada	$94	$—	$94
9/23/15	United States Dollar 36,194	South Korean Won 40,287,877	State Street Trust Company Canada	—	(1,705)	(1,705)
9/23/15	United States Dollar 45,624	Yuan Renminbi 280,681	State Street Trust Company Canada	141	—	141
9/23/15	United States Dollar 88,960	Yuan Renminbi 546,372	State Street Trust Company Canada	126	—	126
9/23/15	United States Dollar 63,179	Yuan Renminbi 387,794	State Street Trust Company Canada	50	—	50
9/23/15	United States Dollar 41,822	Yuan Renminbi 256,786	State Street Trust Company Canada	47	—	47
9/23/15	United States Dollar 34,065	Yuan Renminbi 209,172	State Street Trust Company Canada	40	—	40
9/23/15	Yuan Renminbi 6,014,238	United States Dollar 976,417	State Street Trust Company Canada	—	(4,201)	(4,201)

				$408,284	$(170,047)	$238,237

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

9/15	1 FTSE 100 Index	Long	$103,586	$103,790	$204
9/15	3 Nikkei 225 Index	Long	245,523	248,792	3,269

					$3,473

FTSE 100 Index:  Market capitalization-weighted stock index of 100, largest, blue-chip companies listed on the London Stock Exchange.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a master netting agreement (the Agreement) with its derivative counterparty. The Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the Agreement. Under the Agreement, the Fund may, under certain circumstances, offset with the counterparty

26

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The FX Agreement does not require collateral to be posted.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$3,473	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	408,284	(2)	(170,047	)(3)

Total		$411,757		$(170,047)

Derivatives not subject to master netting or similar agreements		$3,473		$—

Total Derivatives subject to master netting or similar agreements		$408,284		$(170,047)

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$408,284	$(170,047)	$—	$—	$238,237

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

State Street Trust Company Canada	$(170,047)	$170,047	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

27

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$581,307	$13,763
Foreign Exchange	Forward foreign currency exchange contracts	1,243,980	242,466

Total		$1,825,287	$256,229

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended July 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$2,605,000	$9,000	$27,992,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

28

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Notes to Financial Statements — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,922,568	$2,820,287	$—	$5,742,855
Consumer Staples	7,210,292	3,696,118	—	10,906,410
Energy	204,350	585,210	—	789,560
Financials	3,318,625	4,685,554	—	8,004,179
Health Care	6,158,495	3,340,736	—	9,499,231
Industrials	1,140,958	1,889,552	—	3,030,510
Information Technology	4,344,127	258,363	—	4,602,490
Materials	893,220	855,113	—	1,748,333
Telecommunication Services	3,958,051	2,538,364	—	6,496,415
Utilities	4,129,043	1,292,822	—	5,421,865

Total Common Stocks	$34,279,729	$21,962,119 *	$—	$56,241,848

Exchange-Traded Funds	$3,947,701	$—	$—	$3,947,701
Short-Term Investments	—	2,859,285	—	2,859,285

Total Investments	$38,227,430	$24,821,404	$—	$63,048,834

Forward Foreign Currency Exchange Contracts	$—	$408,284	$—	$408,284
Futures Contracts	—	3,473	—	3,473

Total	$38,227,430	$25,233,161	$—	$63,460,591

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(170,047)	$—	$(170,047)

Total	$—	$(170,047)	$—	$(170,047)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

29

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest Global Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest Global Equity Fund as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2015

30

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2015, the Fund designates approximately $1,565,346, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 37.25% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, $2,325,392 or, if subsequently determined to be different, the net capital gain of such year.

31

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest Global Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities of companies domiciled in developed countries, including the United States. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

33

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

34

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

35

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

36

Eaton Vance

Hexavest Global Equity Fund

July 31, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada    H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6604 7.31.15

Eaton Vance Hexavest International Equity Fund Annual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2015

Eaton Vance

Hexavest International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	30

Federal Tax Information	31

Board of Trustees’ Contract Approval	32

Management and Organization	35

Important Notices	37

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Stock markets worldwide delivered mixed performance for the 12 months ended July 31, 2015. The robust absolute performance of many overseas equity markets was in large part erased by the impact of a strengthening U.S. dollar. After starting the period on the upswing, most stock markets turned lower in September 2014 amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, stocks rebounded in late 2014 amid positive economic data in the U.S. and additional stimulus measures by the Bank of Japan and the People’s Bank of China.

Early 2015 brought a varied picture for international equities. A temporary slowing of U.S. economic growth weighed on many non-U.S. markets to some degree. In Europe, the world’s largest developed market outside the U.S., stocks gained momentum after the European Central Bank stepped up its economic stimulus measures. Many overseas markets drew confidence from the U.S. Federal Reserve’s reassurance in mid-June 2015 that eventual U.S. interest-rate hikes would be gradual and would proceed slowly. Late in the period, however, the renewed Greek debt crisis sent stock markets worldwide lower. China’s stock market, a top global performer for much of the 12-month period, plunged in June 2015 on concerns about slowing economic growth and excessive equity valuations.

Impacted by the strength of the U.S. dollar, major global equity indexes recorded mixed results for the 12-month period. The MSCI World Index,2 a proxy for global equities, rose 4.92% for the period. The MSCI EAFE Index of developed-market international equities fell 0.28%, while the MSCI Emerging Markets Index declined 13.38%. In the U.S., the blue-chip Dow Jones Industrial Average advanced 9.34%, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 11.21%.

Fund Performance

For the 12-month period ended July 31, 2015, Hexavest International Equity Fund (the Fund) had a total return of -0.70% for Class A shares at net asset value (NAV). The

Fund underperformed its benchmark, the MSCI EAFE Index

(the Index), which returned -0.28% for the same period.

The Fund underperformed the Index primarily due to its cash position. Regional and country allocation also detracted from the Fund’s performance versus the Index. The Fund’s currency and sector allocation, along with stock selection, made positive contributions to relative Fund performance.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance for the 12-month period. In management’s view, relatively high stock valuations and potentially excessive investor optimism raised the risk of a global market correction. However, spurred by a gradually strengthening U.S. economy and continued interventions from international central banks, many overseas markets advanced during the period.

The Fund’s cash position, a reflection of management’s defensive stance, was the largest detractor from the Fund’s performance versus the Index during the period. An underweight in the strong-performing financials sector and an overweight in emerging markets also detracted from relative Fund performance. Many emerging markets were hard-hit during the period by falling energy prices and economic weakness in China. An underweight in France further hampered Fund performance relative to the Index.

On the positive side, stock selection overall aided relative Fund performance versus the Index. In addition, the Fund’s overweights in the U.S. dollar and the Hong Kong dollar, along with its underweight in the euro, were notable contributors to Fund performance. The U.S. dollar strengthened during the 12-month period amid economic weakness overseas. The Fund’s overweight positions in two economic sectors, consumer staples and telecommunication services, also contributed to relative Fund performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Christian Crête, CFA, Frédéric Imbeault, CFA and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–0.70%	—	7.83%
Class A with 5.75% Maximum Sales Charge	—	—	–6.41	—	5.67
Class I at NAV	08/29/2012	08/29/2012	–0.48	—	8.13
MSCI EAFE Index	—	—	–0.28%	8.01%	11.52%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.17%	2.92%
Net				1.26	1.01

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$314,069	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shaeres, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Fund Profile

Equity Sector Allocation (% of net assets)5,6

Geographic Allocation (% of net assets)5,6,7

Top 10 Holdings (% of net assets)5

Nestle SA	2.9%
Roche Holding AG PC	2.6
Novartis AG	2.6
Toyota Motor Corp.	1.6
iShares MSCI Emerging Markets ETF	1.4
GlaxoSmithKline PLC	1.3
iShares MSCI United Kingdom ETF	1.3
Telefonica SA	1.2
Unilever NV	1.1
Sanofi	1.0
Total	17.0%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price- weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes the value of the notional amount of each futures contract.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.70	$6.37	**	1.25%
Class I	$1,000.00	$1,058.40	$5.15	**	1.01%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class I	$1,000.00	$1,019.80	$5.06	**	1.01%

Effective April 1, 2015, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.70	$6.12	**	1.20%
Class I	$1,000.00	$1,058.40	$4.85	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class I	$1,000.00	$1,020.10	$4.76	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Portfolio of Investments

Common Stocks — 82.4%

Security	Shares	Value

Air Freight & Logistics — 0.6%
Deutsche Post AG	833	$25,178
Royal Mail PLC	3,947	31,094

		$56,272

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	200	$8,108
Bridgestone Corp.	1,100	41,464
Compagnie Generale des Etablissements Michelin, Class B	152	14,879
Denso Corp.	300	14,870
Toyota Industries Corp.	200	11,071

		$90,392

Automobiles — 3.6%
Bayerische Motoren Werke AG	158	$15,844
Daimler AG	588	52,600
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,298
Geely Automobile Holdings, Ltd.	5,000	2,099
Honda Motor Co., Ltd.	2,000	67,195
Mazda Motor Corp.	1,200	23,539
Nissan Motor Co., Ltd.	1,700	16,175
Suzuki Motor Corp.	200	6,962
Toyota Motor Corp.	2,400	159,815

		$346,527

Banks — 10.4%
Australia and New Zealand Banking Group, Ltd.	1,276	$30,431
Banco Bilbao Vizcaya Argentaria SA	5,223	52,963
Banco Santander SA	4,734	32,734
Bank Leumi Le-Israel B.M.(1)	8,086	35,265
Bank of Yokohama, Ltd. (The)	3,000	19,062
Barclays PLC	1,446	6,521
BNP Paribas SA	510	33,174
Chiba Bank, Ltd. (The)	2,000	15,936
China Construction Bank Corp., Class H	6,000	4,887
Commonwealth Bank of Australia	708	45,209
DBS Group Holdings, Ltd.	3,850	56,680
HDFC Bank, Ltd. ADR	122	7,621
HSBC Holdings PLC	4,316	38,984
Industrial & Commercial Bank of China, Ltd., Class H	6,000	4,122
Intesa Sanpaolo SpA	8,458	32,564
Lloyds Banking Group PLC	34,336	44,713
Mitsubishi UFJ Financial Group, Inc.	12,800	93,147
Mizrahi Tefahot Bank, Ltd.	2,686	34,461

Security	Shares	Value

Banks (continued)
Mizuho Financial Group, Inc.	37,600	$81,987
National Australia Bank, Ltd.	1,018	25,836
Nordea Bank AB	1,493	18,589
Oversea-Chinese Banking Corp., Ltd.	4,000	29,996
Resona Holdings, Inc.	5,300	29,138
Seven Bank, Ltd.	3,400	16,193
Shizuoka Bank, Ltd. (The)	2,000	22,591
Societe Generale	658	32,309
Sumitomo Mitsui Financial Group, Inc.	1,500	67,641
Sumitomo Mitsui Trust Holding, Inc.	6,000	27,868
Svenska Handelsbanken AB, Class A	1,646	25,191
Swedbank AB, Class A	672	15,741
United Overseas Bank, Ltd.	2,000	32,377

		$1,013,931

Beverages — 2.3%
AMBEV SA ADR	1,143	$6,492
Anheuser-Busch InBev NV	664	79,336
Diageo PLC	2,546	71,371
Heineken NV	282	22,177
SABMiller PLC	854	44,784

		$224,160

Biotechnology — 0.4%
CSL, Ltd.	491	$35,471

		$35,471

Capital Markets — 1.0%
Credit Suisse Group AG	1,036	$30,563
Partners Group Holding AG	71	23,740
UBS Group AG	2,069	47,569

		$101,872

Chemicals — 1.9%
Asahi Kasei Corp.	4,000	$30,385
BASF SE	393	33,961
Givaudan SA	10	18,602
Linde AG	56	10,569
Shin-Etsu Chemical Co., Ltd.	400	23,920
Syngenta AG	25	10,299
Toray Industries, Inc.	7,000	55,702

		$183,438

7	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Commercial Services & Supplies — 0.3%
G4s PLC	7,136	$30,594

		$30,594

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,360	$25,233

		$25,233

Construction & Engineering — 0.5%
Kajima Corp.	3,000	$14,892
Obayashi Corp.	2,000	15,393
Taisei Corp.	3,000	17,629

		$47,914

Containers & Packaging — 0.3%
Amcor, Ltd.	2,417	$25,397
Rexam PLC	159	1,380

		$26,777

Diversified Financial Services — 0.5%
ING Groep NV	1,857	$31,582
London Stock Exchange Group PLC	542	22,048

		$53,630

Diversified Telecommunication Services — 6.8%
Bezeq Israeli Telecommunication Corp., Ltd.	7,844	$14,466
BT Group PLC	8,756	63,367
China Telecom Corp., Ltd., Class H	4,000	2,237
China Unicom (Hong Kong), Ltd.	4,000	5,594
Nippon Telegraph & Telephone Corp.	1,600	61,620
Proximus	596	22,467
Singapore Telecommunications, Ltd.	22,000	65,533
Swisscom AG	160	93,057
TDC A/S	10,894	82,182
Telecom Italia SpA(1)	13,074	17,324
Telefonica SA	7,715	118,338
Telenor ASA	1,670	36,683
TeliaSonera AB	6,056	36,804
Telstra Corp., Ltd.	9,405	44,534

		$664,206

Electric Utilities — 2.0%
Chubu Electric Power Co., Inc.	1,000	$16,964
Cia Energetica de Minas Gerais SA ADR	383	1,053
CLP Holdings, Ltd.	4,000	33,919

Security	Shares	Value

Electric Utilities (continued)
Enel SpA	3,288	$15,450
Enersis SA ADR	336	5,077
Iberdrola SA	8,148	57,470
Korea Electric Power Corp. ADR	219	4,719
SSE PLC	2,502	59,178

		$193,830

Electrical Equipment — 0.8%
ABB, Ltd.	2,032	$41,331
Mitsubishi Electric Corp.	3,000	32,221

		$73,552

Electronic Equipment, Instruments & Components — 0.2%
Hitachi, Ltd.	3,622	$23,466

		$23,466

Food & Staples Retailing — 2.6%
Cia Brasileira de Distribuicao ADR, PFC Shares	124	$2,696
ICA Gruppen AB	1,538	56,128
J Sainsbury PLC	1,460	6,031
Koninklijke Ahold NV	416	8,279
Lawson, Inc.	500	37,191
Seven & i Holdings Co., Ltd.	1,800	83,055
Wesfarmers, Ltd.	735	22,749
WM Morrison Supermarkets PLC	11,920	33,921

		$250,050

Food Products — 6.0%
Associated British Foods PLC	713	$35,834
Barry Callebaut AG	47	52,543
China Mengniu Dairy Co., Ltd.	1,000	4,534
Nestle SA	3,778	285,806
Tate & Lyle PLC	3,682	31,297
Tingyi (Cayman Islands) Holding Corp.	2,000	3,849
Unilever NV	2,290	102,588
Unilever PLC	1,379	62,551
Want Want China Holdings, Ltd.	4,000	4,154

		$583,156

Gas Utilities — 1.0%
Hong Kong & China Gas Co., Ltd.	11,550	$23,592
Osaka Gas Co., Ltd.	7,000	27,990
Tokyo Gas Co., Ltd.	9,000	48,592

		$100,174

8	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Health Care Equipment & Supplies — 0.5%
Coloplast A/S, Class B	353	$25,472
Smith and Nephew PLC	750	13,939
Sonova Holding AG	95	13,524

		$52,935

Health Care Providers & Services — 0.6%
Celesio AG	909	$26,496
Fresenius Medical Care AG & Co. KGaA	170	13,910
Fresenius SE & Co. KGaA	243	16,815

		$57,221

Hotels, Restaurants & Leisure — 1.5%
Compass Group PLC	582	$9,309
Galaxy Entertainment Group, Ltd.	2,000	9,197
MGM China Holdings, Ltd.	7,200	15,256
Sands China, Ltd.	3,200	14,122
SJM Holdings, Ltd.	5,302	6,168
Sodexo SA	197	18,349
TUI AG	3,473	59,658
Wynn Macau, Ltd.	4,400	9,074

		$141,133

Household Durables — 0.4%
Nikon Corp.	900	$10,705
Panasonic Corp.	2,300	26,874

		$37,579

Household Products — 1.1%
Reckitt Benckiser Group PLC	856	$82,089
Svenska Cellulosa AB SCA, Class B	953	27,117

		$109,206

Industrial Conglomerates — 0.7%
Siemens AG	677	$72,538

		$72,538

Insurance — 3.2%
AIA Group, Ltd.	7,725	$50,347
Allianz SE	111	18,183
Direct Line Insurance Group PLC	2,733	15,597
Insurance Australia Group, Ltd.	6,584	28,283
Muenchener Rueckversicherungs-Gesellschaft AG	273	50,171
QBE Insurance Group, Ltd.	891	9,478
Swiss Re AG	78	7,017

Security	Shares	Value

Insurance (continued)
Tokio Marine Holdings, Inc.	700	$29,150
Tryg A/S	2,998	60,341
Zurich Insurance Group AG	151	45,981

		$314,548

Internet Software & Services — 0.0%(2)
Tencent Holdings, Ltd.	200	$3,718

		$3,718

IT Services — 0.0%(2)
Infosys, Ltd. ADR	237	$4,008

		$4,008

Machinery — 1.2%
FANUC Corp.	100	$16,679
Komatsu, Ltd.	700	12,935
MAN AG	306	31,907
Schindler Holding AG	180	29,249
SMC Corp.	100	25,332

		$116,102

Marine — 0.4%
Kuehne & Nagel International AG	281	$38,791

		$38,791

Media — 0.8%
Pearson PLC	1,613	$30,270
ProSiebenSat.1 Media SE	240	12,270
RELX PLC	605	10,550
Sky PLC	1,268	22,542

		$75,632

Metals & Mining — 1.1%
BHP Billiton, Ltd.	804	$15,523
Cia de Minas Buenaventura SA ADR	623	4,436
Newcrest Mining, Ltd.(1)	1,272	10,522
Randgold Resources, Ltd.	924	55,741
Rio Tinto PLC	422	16,323
Rio Tinto, Ltd.	67	2,574
South32, Ltd.(1)	804	1,049

		$106,168

9	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Multi-Utilities — 2.0%
AGL Energy, Ltd.	2,249	$27,366
Centrica PLC	6,957	28,936
E.ON SE	3,372	44,531
National Grid PLC	5,519	73,451
RWE AG	1,150	23,951

		$198,235

Multiline Retail — 0.8%
Next PLC	588	$73,353

		$73,353

Oil, Gas & Consumable Fuels — 2.4%
BP PLC	7,310	$45,028
Caltex Australia, Ltd.	745	18,767
China Shenhua Energy Co., Ltd., Class H	1,000	1,900
Koninklijke Vopak NV	633	33,069
Royal Dutch Shell PLC, Class A	1,484	42,536
Royal Dutch Shell PLC, Class B	928	26,870
Statoil ASA	1,280	21,579
Woodside Petroleum, Ltd.	1,559	40,537

		$230,286

Personal Products — 0.1%
Hengan International Group Co., Ltd.	500	$5,573

		$5,573

Pharmaceuticals — 11.1%
Astellas Pharma, Inc.	1,000	$15,052
AstraZeneca PLC	1,323	89,314
Daiichi Sankyo Co., Ltd.	700	14,334
GlaxoSmithKline PLC	5,896	128,149
Merck KGaA	462	47,015
Novartis AG	2,430	252,147
Novo Nordisk A/S, Class B	731	43,141
Roche Holding AG PC	879	253,963
Sanofi	888	95,718
Shire PLC	530	47,115
Takeda Pharmaceutical Co., Ltd.	600	30,187
Teva Pharmaceutical Industries, Ltd.	656	45,008
UCB SA	183	14,160

		$1,075,303

Real Estate Investment Trusts (REITs) — 1.1%
Federation Centres	2,434	$5,327

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued )
Goodman Group	4,772	$22,758
GPT Group (The)	1,636	5,499
Land Securities Group PLC	645	13,063
Mirvac Group	9,836	13,551
Segro PLC	3,449	24,149
Stockland	3,151	9,767
Westfield Corp.	1,995	14,591

		$108,705

Real Estate Management & Development — 0.5%
Mitsubishi Estate Co., Ltd.	1,000	$22,208
Sun Hung Kai Properties, Ltd.	1,000	15,345
Swiss Prime Site AG	171	13,622

		$51,175

Road & Rail — 2.2%
Asciano, Ltd.	6,885	$40,871
Aurizon Holdings, Ltd.	5,779	22,338
Central Japan Railway Co.	100	17,494
ComfortDelGro Corp., Ltd.	11,000	24,139
East Japan Railway Co.	800	78,918
MTR Corp., Ltd.	7,000	31,164

		$214,924

Semiconductors & Semiconductor Equipment — 0.0%(2)
Samsung Electronics Co., Ltd. GDR(3)	6	$3,042

		$3,042

Software — 0.3%
SAP SE	373	$26,797

		$26,797

Specialty Retail — 0.7%
Belle International Holdings, Ltd.	2,000	$2,085
Hennes & Mauritz AB, Class B	1,174	46,710
Kingfisher PLC	2,669	15,034

		$63,829

Textiles, Apparel & Luxury Goods — 1.5%
Burberry Group PLC	905	$22,712
Hugo Boss AG	354	42,684
Li & Fung, Ltd.	36,000	27,895
LVMH Moet Hennessy Louis Vuitton SE	221	41,340

10	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued )
Swatch Group, Ltd. (The), Bearer Shares	20	$8,613

		$143,244

Tobacco — 2.3%
British American Tobacco PLC	1,335	$79,267
Imperial Tobacco Group PLC	1,369	71,840
Japan Tobacco, Inc.	1,800	69,870

		$220,977

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA	678	$11,102

		$11,102

Water Utilities — 0.1%
Guangdong Investment, Ltd.	6,000	$8,105

		$8,105

Wireless Telecommunication Services — 3.3%
America Movil SAB de CV ADR, Series L	225	$4,360
China Mobile, Ltd.	1,000	13,065
KDDI Corp.	2,500	63,465
NTT DoCoMo, Inc.	3,500	73,904
SK Telecom Co., Ltd. ADR	526	12,619
SoftBank Corp.	600	33,164
Tele2 AB, Class B	2,796	29,099
Vodafone Group PLC	23,129	87,613

		$317,289

Total Common Stocks (identified cost $7,511,836)		$8,006,163

Exchange-Traded Funds — 7.7%

Security	Shares	Value

Equity Funds — 7.7%
iShares MSCI Australia ETF	1,312	$27,447
iShares MSCI Chile Capped ETF	328	11,736
iShares MSCI Emerging Markets ETF	3,625	134,560
iShares MSCI Eurozone ETF	1,758	68,017
iShares MSCI India ETF	127	3,943
iShares MSCI Japan ETF	2,193	28,356
iShares MSCI Malaysia ETF	3,849	46,765
iShares MSCI Mexico Capped ETF	519	29,240
iShares MSCI Poland Capped ETF	1,041	23,318

Security	Shares	Value

Equity Funds (continued )
iShares MSCI South Africa ETF	74	$4,609
iShares MSCI South Korea Capped ETF	1,390	71,140
iShares MSCI Switzerland Capped ETF	1,277	43,546
iShares MSCI Taiwan ETF	4,167	61,297
iShares MSCI United Kingdom ETF	6,867	127,314
Market Vectors Gold Miners ETF	3,358	46,173
WisdomTree India Earnings Fund	925	20,461

Total Exchange-Traded Funds (identified cost $811,126)		$747,922

Short-Term Investments — 5.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	$533	$533,403

Total Short-Term Investments (identified cost $533,403)		$533,403

Total Investments — 95.6% (identified cost $8,856,365)		$9,287,488

Other Assets, Less Liabilities — 4.4%		$427,786

Net Assets — 100.0%		$9,715,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $3,042 or less than 0.05% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Portfolio of Investments — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Japan	18.0%	$1,752,053
United Kingdom	17.6	1,708,458
Switzerland	13.0	1,266,417
Germany	6.4	625,078
Australia	5.4	518,428
Sweden	2.9	280,612
Spain	2.8	272,607
Hong Kong	2.4	236,079
France	2.4	235,769
Denmark	2.2	211,136
Singapore	2.2	208,725
Netherlands	2.0	197,695
Israel	1.3	129,200
Belgium	1.2	115,963
Other (less than 1.0% each)	2.6	247,943

Common Stocks	82.4%	$8,006,163
Exchange-Traded Funds	7.7	747,922
Short-Term Investments	5.5	533,403

Total Investments	95.6%	$9,287,488

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Statement of Assets and Liabilities

Assets	July 31, 2015
Unaffiliated investments, at value (identified cost, $8,322,962)	$8,754,085
Affiliated investment, at value (identified cost, $533,403)	533,403
Cash	161,539
Restricted cash*	3,548
Foreign currency, at value (identified cost, $269,690)	268,376
Dividends receivable	13,439
Interest receivable from affiliated investment	95
Receivable for investments sold	118,506
Receivable for Fund shares sold	1,938
Receivable for variation margin on open financial futures contracts	350
Receivable for open forward foreign currency exchange contracts	60,384
Tax reclaims receivable	16,502
Receivable from affiliates	14,166
Total assets	$9,946,331

Liabilities
Payable for investments purchased	$116,355
Payable for Fund shares redeemed	1,582
Payable for open forward foreign currency exchange contracts	52,799
Payable to affiliates:
Investment adviser and administration fee	6,511
Distribution and service fees	185
Accrued expenses	53,625
Total liabilities	$231,057
Net Assets	$9,715,274

Sources of Net Assets
Paid-in capital	$9,192,126
Accumulated net realized gain	35,005
Accumulated undistributed net investment income	50,971
Net unrealized appreciation	437,172
Total	$9,715,274

Class A Shares
Net Assets	$883,247
Shares Outstanding	78,973
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.18
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.86

Class I Shares
Net Assets	$8,832,027
Shares Outstanding	786,540
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Statement of Operations

Investment Income	Year Ended July 31, 2015
Dividends (net of foreign taxes, $21,549)	$231,623
Interest allocated from affiliated investment	1,009
Expenses allocated from affiliated investment	(96)
Total investment income	$232,536

Expenses
Investment adviser and administration fee	$70,081
Distribution and service fees
Class A	1,627
Trustees’ fees and expenses	953
Custodian fee	68,727
Transfer and dividend disbursing agent fees	2,650
Legal and accounting services	40,206
Printing and postage	8,231
Registration fees	27,568
Miscellaneous	17,341
Total expenses	$237,384
Deduct —
Allocation of expenses to affiliates	$141,424
Total expense reductions	$141,424

Net expenses	$95,960

Net investment income	$136,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$51,275
Investment transactions allocated from affiliated investment	3
Financial futures contracts	115,300
Foreign currency and forward foreign currency exchange contract transactions	(44,209)
Net realized gain	$122,369
Change in unrealized appreciation (depreciation) —
Investments	$(319,462)
Financial futures contracts	6,612
Foreign currency and forward foreign currency exchange contracts	19,293
Net change in unrealized appreciation (depreciation)	$(293,557)

Net realized and unrealized loss	$(171,188)

Net decrease in net assets from operations	$(34,612)

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$136,576	$223,226
Net realized gain from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	122,369	167,506
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	(293,557)	367,976
Net increase (decrease) in net assets from operations	$(34,612)	$758,708
Distributions to shareholders —
From net investment income
Class A	$(11,093)	$(8,572)
Class I	(166,258)	(179,506)
From net realized gain
Class A	(7,765)	(15,681)
Class I	(104,757)	(314,270)
Total distributions to shareholders	$(289,873)	$(518,029)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$497,964	$505,494
Class I	2,117,603	2,304,773
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	18,683	23,529
Class I	73,111	127,010
Cost of shares redeemed
Class A	(115,162)	(90,072)
Class I	(1,820,309)	(451,801)
Net increase in net assets from Fund share transactions	$771,890	$2,418,933

Net increase in net assets	$447,405	$2,659,612

Net Assets
At beginning of year	$9,267,869	$6,608,257
At end of year	$9,715,274	$9,267,869

Accumulated undistributed net investment income included in net assets
At end of year	$50,971	$146,720

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Financial Highlights

	Class A
	Year Ended July 31,			Period Ended July 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$11.660	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.160	$0.319	(3)	$0.236
Net realized and unrealized gain (loss)	(0.268)	0.845		1.118	(4)

Total income (loss) from operations	$(0.108)	$1.164		$1.354

Less Distributions
From net investment income	$(0.219)	$(0.256)		$(0.066)
From net realized gain	(0.153)	(0.468)		(0.068)

Total distributions	$(0.372)	$(0.724)		$(0.134)

Net asset value — End of period	$11.180	$11.660		$11.220

Total Return(5)	(0.70)%	10.34%		13.75	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$883	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.31%	1.40%		1.40	%(8)
Net investment income	1.43%	2.74	%(3)	2.34	%(8)
Portfolio Turnover	95%	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.62%, 1.71% and 3.18% of average daily net assets for the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Financial Highlights — continued

	Class I
	Year Ended July 31,			Period Ended July 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$11.700	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.176	$0.321	(3)	$0.181
Net realized and unrealized gain (loss)	(0.250)	0.864		1.209	(4)

Total income (loss) from operations	$(0.074)	$1.185		$1.390

Less Distributions
From net investment income	$(0.243)	$(0.267)		$(0.072)
From net realized gain	(0.153)	(0.468)		(0.068)

Total distributions	$(0.396)	$(0.735)		$(0.140)

Net asset value — End of period	$11.230	$11.700		$11.250

Total Return(5)	(0.48)%	10.70%		14.02	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,832	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.08%	1.15%		1.15	%(8)
Net investment income	1.57%	2.75	%(3)	1.84	%(8)
Portfolio Turnover	95%	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.61%, 1.71% and 3.18% of average daily net assets for the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives.  Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies.  Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

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Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2015 and July 31, 2014 was as follows:

	Year Ended July 31,
	2015	2014

Distributions declared from:
Ordinary income	$177,351	$440,655
Long-term capital gains	$112,522	$77,374

During the year ended July 31, 2015, accumulated net realized gain was increased by $11,666, accumulated undistributed net investment income was decreased by $54,974 and paid-in capital was increased by $43,308 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$71,983
Undistributed long-term capital gains	$72,781
Net unrealized appreciation	$378,384

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, futures contracts, investments in partnerships, investments in PFICs and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,908,416

Gross unrealized appreciation	$710,019
Gross unrealized depreciation	(330,947)

Net unrealized appreciation	$379,072

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2015, the investment adviser and administration fee amounted to $70,081 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% (1.40% and 1.15% prior to April 1, 2015) of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $141,424 in total of the Fund’s operating expenses for the year ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2015, EVM earned $324 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter,

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Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

received $962 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2015 amounted to $1,627 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,516,361 and $7,329,811, respectively, for the year ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2015	2014

Sales	44,556	43,191
Issued to shareholders electing to receive payments of distributions in Fund shares	1,743	2,070
Redemptions	(10,446)	(7,853)

Net increase	35,853	37,408

	Year Ended July 31,
Class I	2015	2014

Sales	189,664	194,879
Issued to shareholders electing to receive payments of distributions in Fund shares	6,801	11,141
Redemptions	(159,136)	(38,670)

Net increase	37,329	167,350

At July 31, 2015, EVM owned 57.7% of the value of the outstanding shares of the Fund.

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Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/16/15	Australian Dollar 363,507	United States Dollar 280,238	State Street Trust Company Canada	$15,137	$—	$15,137
9/16/15	Australian Dollar 39,684	United States Dollar 29,297	State Street Trust Company Canada	355	—	355
9/16/15	Australian Dollar 22,566	United States Dollar 16,426	State Street Trust Company Canada	—	(31)	(31)
9/16/15	Australian Dollar 33,938	United States Dollar 24,717	State Street Trust Company Canada	—	(34)	(34)
9/16/15	British Pound Sterling 50,233	Euro 69,089	State Street Trust Company Canada	—	(2,502)	(2,502)
9/16/15	British Pound Sterling 19,817	United States Dollar 31,164	State Street Trust Company Canada	227	—	227
9/16/15	British Pound Sterling 19,394	United States Dollar 30,214	State Street Trust Company Canada	—	(64)	(64)
9/16/15	British Pound Sterling 17,567	United States Dollar 27,259	State Street Trust Company Canada	—	(166)	(166)
9/16/15	Canadian Dollar 11,147	United States Dollar 9,103	State Street Trust Company Canada	583	—	583
9/16/15	Danish Krone 467,505	United States Dollar 70,805	State Street Trust Company Canada	1,936	—	1,936
9/16/15	Danish Krone 226,898	United States Dollar 34,494	State Street Trust Company Canada	1,070	—	1,070
9/16/15	Euro 145,601	United States Dollar 161,779	State Street Trust Company Canada	1,783	—	1,783
9/16/15	Euro 32,281	United States Dollar 35,798	State Street Trust Company Canada	325	—	325
9/16/15	Euro 25,654	United States Dollar 28,416	State Street Trust Company Canada	226	—	226
9/16/15	Euro 16,751	United States Dollar 18,479	State Street Trust Company Canada	72	—	72
9/16/15	Hong Kong Dollar 304,757	United States Dollar 39,307	State Street Trust Company Canada	—	(3)	(3)

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Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	Hong Kong Dollar 167,660	United States Dollar 21,623	State Street Trust Company Canada	$—	$(3)	$(3)
9/16/15	Israeli Shekel 51,213	United States Dollar 13,391	State Street Trust Company Canada	—	(186)	(186)
9/16/15	Israeli Shekel 80,016	United States Dollar 20,923	State Street Trust Company Canada	—	(289)	(289)
9/16/15	Israeli Shekel 108,150	United States Dollar 28,185	State Street Trust Company Canada	—	(485)	(485)
9/16/15	Japanese Yen 2,738,118	United States Dollar 22,338	State Street Trust Company Canada	233	—	233
9/16/15	Japanese Yen 15,787,483	United States Dollar 127,627	State Street Trust Company Canada	175	—	175
9/16/15	Japanese Yen 5,400,080	United States Dollar 43,757	State Street Trust Company Canada	163	—	163
9/16/15	Norwegian Krone 134,438	United States Dollar 17,395	State Street Trust Company Canada	952	—	952
9/16/15	Polish Zloty 102,960	United States Dollar 27,744	State Street Trust Company Canada	484	—	484
9/16/15	Singapore Dollar 65,324	United States Dollar 48,433	State Street Trust Company Canada	878	—	878
9/16/15	Singapore Dollar 42,310	United States Dollar 31,358	State Street Trust Company Canada	557	—	557
9/16/15	Singapore Dollar 22,285	United States Dollar 16,559	State Street Trust Company Canada	336	—	336
9/16/15	South African Rand 323,311	United States Dollar 25,530	State Street Trust Company Canada	165	—	165
9/16/15	Swedish Krona 179,003	Euro 19,458	State Street Trust Company Canada	616	—	616
9/16/15	Swedish Krona 148,062	United States Dollar 18,277	State Street Trust Company Canada	1,100	—	1,100
9/16/15	Swedish Krona 8,485	United States Dollar 1,028	State Street Trust Company Canada	44	—	44
9/16/15	Swiss Franc 31,750	Euro 30,232	State Street Trust Company Canada	317	—	317
9/16/15	Swiss Franc 434,682	United States Dollar 469,802	State Street Trust Company Canada	19,318	—	19,318
9/16/15	Swiss Franc 51,257	United States Dollar 54,919	State Street Trust Company Canada	1,798	—	1,798
9/16/15	Swiss Franc 27,304	United States Dollar 29,402	State Street Trust Company Canada	1,105	—	1,105

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Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	Swiss Franc 25,235	United States Dollar 26,219	State Street Trust Company Canada	$67	$—	$67
9/16/15	United States Dollar 80,787	British Pound Sterling 52,144	State Street Trust Company Canada	619	—	619
9/16/15	United States Dollar 22,345	British Pound Sterling 14,342	State Street Trust Company Canada	45	—	45
9/16/15	United States Dollar 131,290	Danish Krone 864,382	State Street Trust Company Canada	—	(3,958)	(3,958)
9/16/15	United States Dollar 28,968	Euro 26,409	State Street Trust Company Canada	52	—	52
9/16/15	United States Dollar 27,906	Euro 25,425	State Street Trust Company Canada	32	—	32
9/16/15	United States Dollar 36,583	Euro 32,674	State Street Trust Company Canada	—	(679)	(679)
9/16/15	United States Dollar 42,224	Euro 37,689	State Street Trust Company Canada	—	(809)	(809)
9/16/15	United States Dollar 100,074	Euro 88,699	State Street Trust Company Canada	—	(2,606)	(2,606)
9/16/15	United States Dollar 512,230	Euro 457,303	State Street Trust Company Canada	—	(9,716)	(9,716)
9/16/15	United States Dollar 805,422	Euro 711,396	State Street Trust Company Canada	—	(23,694)	(23,694)
9/16/15	United States Dollar 134,277	Hong Kong Dollar 1,041,127	State Street Trust Company Canada	17	—	17
9/16/15	United States Dollar 26,941	Japanese Yen 3,329,083	State Street Trust Company Canada	—	(66)	(66)
9/16/15	United States Dollar 21,855	Japanese Yen 2,691,228	State Street Trust Company Canada	—	(129)	(129)
9/16/15	United States Dollar 141,425	Japanese Yen 17,496,430	State Street Trust Company Canada	—	(178)	(178)
9/16/15	United States Dollar 27,426	Japanese Yen 3,304,370	State Street Trust Company Canada	—	(750)	(750)
9/16/15	United States Dollar 12,821	New Zealand Dollar 17,978	State Street Trust Company Canada	—	(995)	(995)
9/16/15	United States Dollar 6,289	Polish Zloty 23,704	State Street Trust Company Canada	—	(13)	(13)
9/16/15	United States Dollar 5,052	Polish Zloty 18,526	State Street Trust Company Canada	—	(147)	(147)
9/16/15	United States Dollar 5,517	South African Rand 70,149	State Street Trust Company Canada	—	(14)	(14)

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Hexavest International Equity Fund

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Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	United States Dollar 4,693	South African Rand 59,218	State Street Trust Company Canada	$—	$(47)	$(47)
9/16/15	United States Dollar 4,756	South African Rand 59,170	State Street Trust Company Canada	—	(113)	(113)
9/16/15	United States Dollar 22,505	Swiss Franc 21,230	State Street Trust Company Canada	—	(503)	(503)
9/16/15	United States Dollar 21,606	Swiss Franc 20,281	State Street Trust Company Canada	—	(588)	(588)
9/23/15	Brazilian Real 89,686	United States Dollar 27,872	State Street Trust Company Canada	2,136	—	2,136
9/23/15	Indian Rupee 3,326,346	United States Dollar 50,893	State Street Trust Company Canada	—	(683)	(683)
9/23/15	Malaysian Ringgit 96,048	United States Dollar 25,386	State Street Trust Company Canada	528	—	528
9/23/15	Malaysian Ringgit 73,439	United States Dollar 19,165	State Street Trust Company Canada	158	—	158
9/23/15	Mexican Peso 667,288	United States Dollar 42,532	State Street Trust Company Canada	1,273	—	1,273
9/23/15	New Taiwan Dollar 2,244,707	United States Dollar 71,992	State Street Trust Company Canada	1,154	—	1,154
9/23/15	South Korean Won 132,048,858	United States Dollar 117,278	State Street Trust Company Canada	4,233	—	4,233
9/23/15	United States Dollar 5,121	Brazilian Real 16,361	State Street Trust Company Canada	—	(426)	(426)
9/23/15	United States Dollar 10,329	Brazilian Real 33,099	State Street Trust Company Canada	—	(831)	(831)
9/23/15	United States Dollar 4,774	Colombian Peso 12,535,973	State Street Trust Company Canada	—	(433)	(433)
9/23/15	United States Dollar 4,750	Indian Rupee 309,631	State Street Trust Company Canada	51	—	51
9/23/15	United States Dollar 9,622	Indian Rupee 619,479	State Street Trust Company Canada	—	(16)	(16)
9/23/15	United States Dollar 4,840	Malaysian Ringgit 18,171	State Street Trust Company Canada	—	(137)	(137)
9/23/15	United States Dollar 7,063	Mexican Peso 111,770	State Street Trust Company Canada	—	(152)	(152)
9/23/15	United States Dollar 4,745	Mexican Peso 73,714	State Street Trust Company Canada	—	(188)	(188)
9/23/15	United States Dollar 5,763	New Taiwan Dollar 177,509	State Street Trust Company Canada	—	(162)	(162)

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Hexavest International Equity Fund

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Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/23/15	United States Dollar 3,877	South Korean Won 4,536,285	State Street Trust Company Canada	$6	$—	$6
9/23/15	United States Dollar 4,976	South Korean Won 5,579,857	State Street Trust Company Canada	—	(199)	(199)
9/23/15	United States Dollar 5,194	South Korean Won 5,781,781	State Street Trust Company Canada	—	(245)	(245)
9/23/15	United States Dollar 13,774	Yuan Renminbi 84,596	State Street Trust Company Canada	20	—	20
9/23/15	United States Dollar 6,261	Yuan Renminbi 38,520	State Street Trust Company Canada	19	—	19
9/23/15	United States Dollar 6,759	Yuan Renminbi 41,500	State Street Trust Company Canada	8	—	8
9/23/15	United States Dollar 4,891	Yuan Renminbi 30,034	State Street Trust Company Canada	6	—	6
9/23/15	United States Dollar 6,611	Yuan Renminbi 40,576	State Street Trust Company Canada	5	—	5
9/23/15	Yuan Renminbi 800,626	United States Dollar 129,982	State Street Trust Company Canada	—	(559)	(559)

				$60,384	$(52,799)	$7,585

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	1 Nikkei 225 Index	Long	$81,841	$82,931	$1,090

					$1,090

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a master netting agreement (the Agreement) with its derivative counterparty. The Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the Agreement. Under the Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The Agreement does not require collateral to be posted.

26

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$1,090	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	60,384	(2)	(52,799	)(3)

Total		$61,474		$(52,799)

Derivatives not subject to master netting or similar agreements		$1,090		$—

Total Derivatives subject to master netting or similar agreements		$60,384		$(52,799)

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$60,384	$(52,799)	$—	$—	$7,585

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(52,799)	$52,799	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

27

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$115,300	$6,612
Foreign Exchange	Forward foreign currency exchange contracts	51,606	17,067

Total		$166,906	$23,679

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the year ended July 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$416,000	$6,000	$5,210,000

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2015.

On September 4, 2015, the Fund renewed its line of credit agreement, which expires September 2, 2016. Under the terms of the renewed credit agreement, the commitment amount was reduced to $625 million and the commitment fee on the unused portion of the line of credit was changed to an annual rate of 0.10%.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

28

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Notes to Financial Statements — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$—	$971,689	$—	$971,689
Consumer Staples	9,188	1,383,934	—	1,393,122
Energy	—	230,286	—	230,286
Financials	7,621	1,636,240	—	1,643,861
Health Care	—	1,220,930	—	1,220,930
Industrials	—	661,789	—	661,789
Information Technology	7,050	79,214	—	86,264
Materials	5,485	310,898	—	316,383
Telecommunication Services	16,979	964,516	—	981,495
Utilities	10,849	489,495	—	500,344

Total Common Stocks	$57,172	$7,948,991 *	$—	$8,006,163

Exchange-Traded Funds	$747,922	$—	$—	$747,922
Short-Term Investments	—	533,403	—	533,403

Total Investments	$805,094	$8,482,394	$—	$9,287,488

Forward Foreign Currency Exchange Contracts	$—	$60,384	$—	$60,384
Futures Contracts	—	1,090	—	1,090

Total	$805,094	$8,543,868	$—	$9,348,962

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(52,799)	$—	$(52,799)

Total	$—	$(52,799)	$—	$(52,799)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

29

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest International Equity Fund as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2015

30

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2015, the Fund designates approximately $231,171, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 2.29% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended July 31, 2015, the Fund paid foreign taxes of $21,386 and recognized foreign source income of $243,750.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, $118,453 or, if subsequently determined to be different, the net capital gain of such year.

31

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities of companies located or traded in Europe, Australasia, and the Far East. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

33

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

34

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

35

Eaton Vance

Hexavest International Equity Fund

July 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6605    7.31.15

Eaton Vance Hexavest U.S. Equity Fund Annual Report July 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2015

Eaton Vance

Hexavest U.S. Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Board of Trustees’ Contract Approval	24

Management and Organization	27

Important Notices	30

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks recorded solid gains for the 12 months ended July 31, 2015 amid continued gradual economic growth. After gains early in the period, the market turned lower in September 2014 amid renewed worries about the global economy, international conflicts and elevated stock valuations. However, U.S. stocks rebounded in late 2014 following positive economic data and a vote of confidence in the economy from the U.S. Federal Reserve (the Fed), which ended its bond-buying stimulus program.

In early 2015, harsh winter weather, along with West Coast port strikes and the strong U.S. dollar, adversely impacted U.S. economic growth. Although an improving job market and rising retail sales helped the U.S. economy regain some momentum, weakness persisted in certain areas, such as factory output. The uneven pattern of economic growth led the Fed to reassure investors in mid-June 2015 that eventual interest-rate hikes would be gradual and would proceed slowly. Stocks rose following the Fed’s reassurance, with the technology-laden NASDAQ reaching a new record high. Late in the 12-month period, the renewed Greek debt crisis sent U.S. stocks lower. The prospect of a Fed rate hike as early as September also weighed on equities.

The blue-chip Dow Jones Industrial Average2 advanced 9.34% for the 12-month period, while the broader U.S. equity market, as represented by the S&P 500 Index, gained 11.21%. The NASDAQ Composite Index added 18.71%. Small-cap U.S. stocks generally fared better than their large-cap counterparts during the period. Growth stocks as a group outpaced value stocks in both the large- and small-cap categories.

Fund Performance

For the 12-month period ended July 31, 2015, Hexavest U.S. Equity Fund (the Fund) had a total return of 6.10% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the S&P 500 Index (the Index), returned 11.21% for the same period.

The Fund’s underperformance versus the Index was mainly due to security selection, which was heavily tilted toward value stocks. Sector allocation, along with the Fund’s position in cash, also detracted from relative Fund performance versus the Index.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of sectors, industries and stocks, management adopted a defensive posture that contributed to the Fund’s underperformance for the 12-month period. In management’s view, high U.S. stock valuations and potentially excessive investor optimism raised the risk of a market correction. However, spurred by a gradually strengthening economy, U.S. stocks advanced during the 12-month period ended July 31, 2015.

The Fund’s position in cash, a reflection of management’s defensive stance, was a notable detractor from relative Fund performance versus the Index during the 12-month period. Within the industrials sector, the Fund’s overweight in the lagging construction & engineering industry detracted from the Fund’s relative performance. An overweight in the telecommunication services sector also hampered relative Fund performance, as did an overweight in Wal-Mart Stores, Inc. Amid weak earnings forecasts, the retailer was a significant laggard within the food & staples retailing industry during the period.

On the positive side, the Fund’s underweight in the lagging energy sector boosted relative performance versus the Index. Stock selection within the energy sector was also beneficial, particularly the Fund’s position in Marathon Petroleum Corp., a leading exploration and production company. The stock was sold during the period. The Fund’s overweight in the outperforming consumer staples sector, especially in the food & staples retailing industry, further aided relative Fund performance versus the Index. An overweight in pharmaceutical giant Eli Lilly & Co., part of the health care sector and a strong performer during the period, also contributed to the Fund’s relative performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Performance2,3

Portfolio Managers Vital Proulx, CFA and Jean-René Adam, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	6.10%	—	12.81%
Class A with 5.75% Maximum Sales Charge	—	—	–0.03	—	10.54
Class I at NAV	08/29/2012	08/29/2012	6.48	—	13.10
S&P 500 Index	—	—	11.21%	16.24%	17.10%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				6.47%	6.22%
Net				1.20	0.95

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$358,192	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Fund Profile

Equity Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

AT&T, Inc.	4.2%
Pfizer, Inc.	3.9
Eli Lilly & Co.	3.0
Procter & Gamble Co. (The)	2.9
Johnson & Johnson	2.7
Southern Co. (The)	2.7
Wal-Mart Stores, Inc.	2.6
Coca-Cola Co. (The)	2.6
Verizon Communications, Inc.	2.4
Oracle Corp.	2.2
Total	29.2%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

   Fund profile subject to change due to active management.

   Important Notice to Shareholders

On August 10, 2015, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on September 18, 2015.

5

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 – July 31, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/15)	Ending Account Value (7/31/15)	Expenses Paid During Period* (2/1/15 – 7/31/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.60	$6.04	**	1.20%
Class I	$1,000.00	$1,030.20	$4.78	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class I	$1,000.00	$1,020.10	$4.76	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2015.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Portfolio of Investments

Common Stocks — 90.1%

Security	Shares	Value

Aerospace & Defense — 0.7%
United Technologies Corp.	143	$14,344

		$14,344

Automobiles — 2.7%
Ford Motor Co.	2,227	$33,027
General Motors Co.	608	19,158

		$52,185

Banks — 2.0%
Bank of America Corp.	450	$8,046
PNC Financial Services Group, Inc. (The)	109	10,702
U.S. Bancorp	436	19,711

		$38,459

Beverages — 4.1%
Coca-Cola Co. (The)	1,221	$50,159
PepsiCo, Inc.	309	29,772

		$79,931

Biotechnology — 0.5%
Baxalta, Inc.(1)	283	$9,291

		$9,291

Chemicals — 1.0%
Sigma-Aldrich Corp.	134	$18,708

		$18,708

Communications Equipment — 3.0%
Cisco Systems, Inc.	1,244	$35,354
QUALCOMM, Inc.	376	24,211

		$59,565

Construction & Engineering — 1.5%
Fluor Corp.	185	$8,649
Jacobs Engineering Group, Inc.(1)	235	9,898
KBR, Inc.	649	11,338

		$29,885

Consumer Finance — 1.0%
American Express Co.	189	$14,375
Capital One Financial Corp.	76	6,179

		$20,554

Security	Shares	Value

Diversified Telecommunication Services — 8.2%
AT&T, Inc.	2,363	$82,078
BCE, Inc.	429	17,657
CenturyLink, Inc.	451	12,899
Verizon Communications, Inc.	1,002	46,884

		$159,518

Electric Utilities — 8.3%
American Electric Power Co., Inc.	67	$3,790
Duke Energy Corp.	186	13,805
Edison International	196	11,762
Entergy Corp.	100	7,102
Exelon Corp.	887	28,464
FirstEnergy Corp.	244	8,286
NextEra Energy, Inc.	41	4,313
Pepco Holdings, Inc.	688	18,356
PPL Corp.	181	5,758
Southern Co. (The)	1,165	52,111
Xcel Energy, Inc.	232	8,043

		$161,790

Food & Staples Retailing — 5.3%
Costco Wholesale Corp.	173	$25,137
CVS Health Corp.	56	6,298
Sysco Corp.	302	10,966
Wal-Mart Stores, Inc.	708	50,962
Whole Foods Market, Inc.	251	9,136

		$102,499

Food Products — 4.1%
Archer-Daniels-Midland Co.	440	$20,865
Campbell Soup Co.	291	14,349
ConAgra Foods, Inc.	365	16,082
Hershey Co. (The)	151	14,026
Kellogg Co.	224	14,822

		$80,144

Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	283	$11,343
Becton, Dickinson and Co.	134	20,388
Varian Medical Systems, Inc.(1)	216	18,591

		$50,322

Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	198	$16,826

7	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services (continued)
Patterson Cos., Inc.	392	$19,663

		$36,489

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	273	$27,262

		$27,262

Household Products — 3.9%
Clorox Co. (The)	174	$19,478
Procter & Gamble Co. (The)	732	56,144

		$75,622

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	141	$1,805
Talen Energy Corp.(1)	22	346

		$2,151

Insurance — 1.5%
Assurant, Inc.	62	$4,625
MetLife, Inc.	114	6,354
Travelers Companies, Inc. (The)	164	17,404

		$28,383

IT Services — 1.9%
International Business Machines Corp.	73	$11,825
MasterCard, Inc., Class A	68	6,623
Paychex, Inc.	240	11,136
Visa, Inc., Class A	96	7,233

		$36,817

Media — 0.6%
Comcast Corp., Class A	179	$11,171

		$11,171

Metals & Mining — 1.0%
IAMGOLD Corp.(1)	4,608	$7,004
Kinross Gold Corp.(1)	3,965	7,216
Yamana Gold, Inc.	2,976	5,894

		$20,114

Multi-Utilities — 2.5%
Ameren Corp.	211	$8,668
Consolidated Edison, Inc.	176	11,192

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	29	$2,333
PG&E Corp.	331	17,381
Public Service Enterprise Group, Inc.	208	8,667

		$48,241

Multiline Retail — 2.4%
Dollar General Corp.	259	$20,816
Dollar Tree, Inc.(1)	341	26,640

		$47,456

Oil, Gas & Consumable Fuels — 1.2%
Enbridge, Inc.	265	$11,551
TransCanada Corp.	291	11,310

		$22,861

Paper & Forest Products — 0.4%
Domtar Corp.	182	$7,400

		$7,400

Pharmaceuticals — 11.5%
Eli Lilly & Co.	686	$57,974
Johnson & Johnson	529	53,011
Merck & Co., Inc.	622	36,673
Pfizer, Inc.	2,124	76,592

		$224,250

Real Estate Investment Trusts (REITs) — 3.9%
HCP, Inc.	482	$18,624
Health Care REIT, Inc.	265	18,383
Plum Creek Timber Co., Inc.	453	18,573
Realty Income Corp.	410	19,799

		$75,379

Software — 4.3%
Microsoft Corp.	903	$42,170
Oracle Corp.	1,061	42,377

		$84,547

Specialty Retail — 0.6%
Dick’s Sporting Goods, Inc.	89	$4,537
Staples, Inc.	535	7,870

		$12,407

8	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Portfolio of Investments — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	312	$37,846

		$37,846

Textiles, Apparel & Luxury Goods — 0.2%
Michael Kors Holdings, Ltd.(1)	77	$3,233

		$3,233

Tobacco — 1.6%
Philip Morris International, Inc.	372	$31,817

		$31,817

Trading Companies & Distributors — 0.6%
United Rentals, Inc.(1)	178	$11,924

		$11,924

Wireless Telecommunication Services — 1.7%
Rogers Communications, Inc., Class B	929	$32,575

		$32,575

Total Common Stocks (identified cost $1,575,895)		$1,755,140

Exchange-Traded Funds — 2.4%

Security	Shares	Value

Equity Funds — 2.4%
Financial Select Sector SPDR Fund (The)	706	$17,798
Market Vectors Gold Miners ETF	522	7,178
SPDR S&P 500 ETF Trust	100	21,050

Total Exchange-Traded Funds (identified cost $44,436)		$46,026

Short-Term Investments — 8.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$169	$168,548

Total Short-Term Investments (identified cost $168,548)		$168,548

Total Investments — 101.1% (identified cost $1,788,879)		$1,969,714

Other Assets, Less Liabilities — (1.1)%		$(20,678)

Net Assets — 100.0%		$1,949,036

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Statement of Assets and Liabilities

Assets	July 31, 2015
Unaffiliated investments, at value (identified cost, $1,620,331)	$1,801,166
Affiliated investment, at value (identified cost, $168,548)	168,548
Foreign currency, at value (identified cost, $1,022)	983
Dividends receivable	2,946
Interest receivable from affiliated investment	26
Receivable for Fund shares sold	314
Receivable for open forward foreign currency exchange contracts	6,408
Receivable from affiliates	7,844
Total assets	$1,988,235

Liabilities
Payable for open forward foreign currency exchange contracts	$22
Payable to affiliates:
Investment adviser and administration fee	1,154
Distribution and service fees	48
Accrued expenses	37,975
Total liabilities	$39,199
Net Assets	$1,949,036

Sources of Net Assets
Paid-in capital	$1,619,197
Accumulated net realized gain	125,642
Accumulated undistributed net investment income	17,016
Net unrealized appreciation	187,181
Total	$1,949,036

Class A Shares
Net Assets	$228,052
Shares Outstanding	18,094
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.60
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.37

Class I Shares
Net Assets	$1,720,984
Shares Outstanding	136,136
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Statement of Operations

Investment Income	Year Ended July 31, 2015
Dividends (net of foreign taxes, $377)	$58,023
Interest allocated from affiliated investment	236
Expenses allocated from affiliated investment	(22)
Total investment income	$58,237

Expenses
Investment adviser and administration fee	$15,412
Distribution and service fees
Class A	514
Trustees’ fees and expenses	609
Custodian fee	25,845
Transfer and dividend disbursing agent fees	1,170
Legal and accounting services	31,329
Printing and postage	8,691
Registration fees	31,367
Miscellaneous	9,888
Total expenses	$124,825
Deduct —
Allocation of expenses to affiliates	$103,425
Total expense reductions	$103,425

Net expenses	$21,400

Net investment income	$36,837

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$172,777
Investment transactions allocated from affiliated investment	1
Foreign currency and forward foreign currency exchange contract transactions	2,167
Net realized gain	$174,945
Change in unrealized appreciation (depreciation) —
Investments	$(76,171)
Foreign currency and forward foreign currency exchange contracts	6,432
Net change in unrealized appreciation (depreciation)	$(69,739)

Net realized and unrealized gain	$105,206

Net increase in net assets from operations	$142,043

11	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$36,837	$32,179
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	174,945	79,726
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(69,739)	138,189
Net increase in net assets from operations	$142,043	$250,094
Distributions to shareholders —
From net investment income
Class A	$(1,296)	$(2,247)
Class I	(22,921)	(25,828)
From net realized gain
Class A	(5,854)	(7,229)
Class I	(75,497)	(76,803)
Total distributions to shareholders	$(105,568)	$(112,107)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$69,248	$220,550
Class I	386,887	337,619
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,067	8,608
Class I	39,374	35,400
Cost of shares redeemed
Class A	(124,895)	(23,706)
Class I	(615,397)	(296,096)
Net increase (decrease) in net assets from Fund share transactions	$(237,716)	$282,375

Net increase (decrease) in net assets	$(201,241)	$420,362

Net Assets
At beginning of year	$2,150,277	$1,729,915
At end of year	$1,949,036	$2,150,277

Accumulated undistributed net investment income included in net assets
At end of year	$17,016	$7,126

12	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Financial Highlights

	Class A
	Year Ended July 31,		Period Ended July 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$12.410	$11.590	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.181	$0.161	$0.147
Net realized and unrealized gain	0.568	1.325	1.645

Total income from operations	$0.749	$1.486	$1.792

Less Distributions
From net investment income	$(0.101)	$(0.158)	$(0.178)
From net realized gain	(0.458)	(0.508)	(0.024)

Total distributions	$(0.559)	$(0.666)	$(0.202)

Net asset value — End of period	$12.600	$12.410	$11.590

Total Return(3)	6.10%	13.31%	18.27	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$228	$273	$53
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20%	1.20%	1.20	%(6)
Net investment income	1.43%	1.33%	1.45	%(6)
Portfolio Turnover	70%	80%	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.70%, 5.27% and 12.05% of average daily net assets for the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Financial Highlights — continued

	Class I
	Year Ended July 31,		Period Ended July 31, 2013(1)
	2015	2014
Net asset value — Beginning of period	$12.440	$11.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.216	$0.199	$0.172
Net realized and unrealized gain	0.581	1.310	1.648

Total income from operations	$0.797	$1.509	$1.820

Less Distributions
From net investment income	$(0.139)	$(0.171)	$(0.186)
From net realized gain	(0.458)	(0.508)	(0.024)

Total distributions	$(0.597)	$(0.679)	$(0.210)

Net asset value — End of period	$12.640	$12.440	$11.610

Total Return(3)	6.48%	13.49%	18.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,721	$1,878	$1,677
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95%	0.95%	0.95	%(6)
Net investment income	1.70%	1.66%	1.75	%(6)
Portfolio Turnover	70%	80%	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.70%, 5.27% and 12.05% of average daily net assets for the years ended July 31, 2015 and 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2015 and July 31, 2014 was as follows:

	Year Ended July 31,
	2015	2014

Distributions declared from:
Ordinary income	$50,427	$105,989
Long-term capital gains	$55,141	$6,118

During the year ended July 31, 2015, accumulated net realized gain was decreased by $28,348, accumulated undistributed net investment income was decreased by $2,730 and paid-in capital was increased by $31,078 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements — continued

As of July 31, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$41,843
Undistributed long-term capital gains	$108,956
Net unrealized appreciation	$179,040

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,790,634

Gross unrealized appreciation	$243,011
Gross unrealized depreciation	(63,931)

Net unrealized appreciation	$179,080

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2015, the Fund’s investment adviser and administration fee amounted to $15,412 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM and Hexavest were allocated $103,425 in total of the Fund’s operating expenses for the year ended July 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2015, EVM earned $145 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $208 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2015 amounted to $514 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

17

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,445,388 and $1,809,185, respectively, for the year ended July 31, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended July 31,
Class A	2015	2014

Sales	5,638	18,612
Issued to shareholders electing to receive payments of distributions in Fund shares	569	752
Redemptions	(10,095)	(1,960)

Net increase (decrease)	(3,888)	17,404

	Year Ended July 31,
Class I	2015	2014

Sales	30,494	28,086
Issued to shareholders electing to receive payments of distributions in Fund shares	3,163	3,086
Redemptions	(48,394)	(24,787)

Net increase (decrease)	(14,737)	6,385

At July 31, 2015, EVM owned 64.2% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

18

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/16/15	Canadian Dollar 95,017	United States Dollar 77,597	State Street Trust Company Canada	$4,966	$—	$4,966
9/16/15	Canadian Dollar 30,860	United States Dollar 25,031	State Street Trust Company Canada	1,442	—	1,442
9/16/15	United States Dollar 5,895	Canadian Dollar 7,684	State Street Trust Company Canada	—	(22)	(22)

				$6,408	$(22)	$6,386

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

The foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into a master netting agreement (the Agreement) with its derivative counterparty. The Agreement is a bilateral agreement between the Fund and the counterparty that governs foreign currency exchange contracts and contains, among other things, set-off provisions in the event of a default, including the bankruptcy or insolvency of the counterparty, and/or termination event as defined under the Agreement. Under the Agreement, the Fund may, under certain circumstances, offset with the counterparty its payables and/or receivables pursuant to foreign currency exchange contracts and create one single net payment. The Agreement does not require collateral to be posted.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$6,408	(1)	$(22	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$6,408	$(22)	$—	$—	$6,386

19

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting or Similar Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(22)	$22	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended July 31, 2015 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$4,686	(1)	$6,464	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended July 31, 2015, which is indicative of the volume of this derivative type, was approximately $66,000.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2015.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Notes to Financial Statements — continued

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$1,755,140	*	$—	$—	$1,755,140
Exchange-Traded Funds	46,026		—	—	46,026
Short-Term Investments	—		168,548	—	168,548

Total Investments	$1,801,166		$168,548	$—	$1,969,714

Forward Foreign Currency Exchange Contracts	$—		$6,408	$—	$6,408

Total	$1,801,166		$174,956	$—	$1,976,122

Liability Description

Forward Foreign Currency Exchange Contracts	$—		$(22)	$—	$(22)

Total	$—		$(22)	$—	$(22)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Subsequent Event

On August 10, 2015, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on September 18, 2015.

21

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest U.S. Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest U.S. Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest U.S. Equity Fund as of July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 11 of the financial statements, on August 10, 2015, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on September 18, 2015.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 21, 2015

22

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2015, the Fund designates approximately $58,188, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 73.22% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2015, $146,771 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest U.S. Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in U.S. equities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

25

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

26

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

27

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (since 2013).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

28

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6607 7.31.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund and Eaton Vance Hexavest U.S. Equity Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 16 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2014 and July 31, 2015 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Emerging Markets Equity Fund

Fiscal Years Ended	7/31/14	7/31/15
Audit Fees	$31,750	$32,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,295	$11,511
All Other Fees(3)	$0	$0

Total	$43,045	$44,161

Eaton Vance Hexavest Global Equity Fund

Fiscal Years Ended	7/31/14	7/31/15
Audit Fees	$31,750	$30,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,045	$11,511
All Other Fees(3)	$0	$0

Total	$44,795	$42,161

Eaton Vance Hexavest International Equity Fund

Fiscal Years Ended	7/31/14	7/31/15
Audit Fees	$26,750	$27,450
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,295	$9,511
All Other Fees(3)	$0	$0

Total	$38,045	$36,961

Eaton Vance Hexavest U.S. Equity Fund

Fiscal Years Ended	7/31/14	7/31/15
Audit Fees	$20,850	$19,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,900	$9,682
All Other Fees(3)	$0	$0

Total	$30,750	$29,082

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, September 30, and February 28). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/13	9/30/13	2/28/14	7/31/14	8/31/14	9/30/14	2/28/15	7/31/15
Audit Fees	$202,330	$74,080	$56,010	$111,100	$273,050	$75,180	$57,810	$110,150
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$62,840	$26,710	$25,630	$45,535	$105,240	$34,090	$31,200	$42,215
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$265,170	$100,790	$81,640	$156,635	$378,290	$109,270	$89,010	$152,365

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/13	9/30/13	2/28/14	7/31/14	8/31/14	9/30/14	2/28/15	7/31/15
Registrant(1)	$62,840	$26,710	$25,630	$45,535	$105,240	$34,090	$31,200	$42,215
Eaton Vance(2)	$417,309	$369,820	$370,325	$397,473	$256,315	$256,315	$99,750	$46,000

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 15, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 15, 2015